     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997.

                                                               FILE NO. 33-78648
                                                               FILE NO. 811-8500


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                    /   /
                      POST-EFFECTIVE AMENDMENT NO. 6                  / X /
                                       and
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                /   /
                               AMENDMENT NO. 8                       / X /

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (410) 727-1700

                               Edward J. Veilleux
                                One South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                        Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

  ___  immediately upon filing pursuant to paragraph (b)
  _X_  on May 1, 1997  pursuant to paragraph (b)
  ___  60 days after filing pursuant to paragraph (a)(1)
  ___  75 days after filing pursuant to paragraph (a)(2)
  ___  on (date) pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------

         Registrant has elected to maintain registration of an indefinite number of shares of Common Stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 was filed with the Commission on February 19, 1997.

--------------------------------------------------------------------------------

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                              Cross Reference Sheet
                          (Class A and Class B Shares)

                                 April 29, 1997



                                                                       Registration
                                                                        Statement
Items Requires by Form N-1A                                              Location
----------------------------                                          --------------

Part A -       Information Required in a Prospectus
-------
Item 1.        Cover Page........................................     Cover Page
Item 2.        Synopsis..........................................     Fund Expenses
Item 3.        Condensed Financial
               Information.......................................     Financial Highlights
Item 4.        General Description of
               Registrant........................................     Investment Program; General
                                                                      Information
Item 5.        Management of the Fund............................     Management of the Fund;
                                                                      Investment Advisor and Sub-
                                                                      Advisor; Distributor; Custodian,
                                                                      Transfer Agent and Accounting
                                                                      Services
Item 5A.       Management's Discussion of Fund
               Performance.......................................     **
Item 6.        Capital Stock and Other
               Securities........................................     Cover Page; Dividends and
                                                                      Taxes; General Information
Item 7.        Purchase of Securities Being
               Offered...........................................     How to Invest in the Fund;
                                                                      Distributor
Item 8.        Redemption or Repurchase..........................     How to Redeem Shares
Item 9.        Pending Legal Proceedings.........................     *

Part B -       Information Required in a
               Statement of Additional
               Information

Item 10.       Cover Page........................................     Cover Page
Item 11.       Table of Contents.................................     Table of Contents
Item 12.       General Information and
               History...........................................     General Information and
                                                                      History
Item 13.       Investment Objectives and
               Policies..........................................     Investment Objectives and
                                                                      Policies
Item 14.       Management of the Fund............................     Management of the Fund
                                                                      Holders of Securities
------------------------
*  Omitted since the answer is negative or the item is not applicable.

** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.



Item 15.       Control Persons and Principal
               Holders of Securities.............................     Control Persons and Principal

Item 16.       Investment Advisory and Other
               Services..........................................     Investment Advisory and Other
                                                                      Services; Custodian, Transfer
                                                                      Agent and Accounting
                                                                      Services; Independent Auditors
Item 17.       Brokerage Allocation..............................     Brokerage
Item 18.       Capital Stock and Other
               Securities........................................     Capital Stock; Semi-Annual
                                                                      Reports
Item 19.       Purchase, Redemption and
               Pricing of Securities Being
               Offered...........................................     Valuation of Shares and
                                                                      Redemption
Item 20.       Tax Status........................................     Federal Tax Treatment of
                                                                      Dividends and Distributions
Item 21.       Underwriters......................................     Distribution of Fund Shares
Item 22.       Calculation of Performance
               Data..............................................     Performance Information
Item 23.       Financial Statements..............................     Financial Statements

Part C -       Other Information

               Part C contains the information required by the items contained therein under the items set forth in the form.



-----------------------
*  Omitted since the answer is negative or the item is not applicable.

-----------------------------------------------------------------------------
                                     LOGO

                                 FLAG INVESTORS

                        REAL ESTATE SECURITIES FUND, INC.

                          (CLASS A AND CLASS B SHARES)

                     PROSPECTUS & APPLICATION -- MAY 1, 1997
-----------------------------------------------------------------------------


THIS MUTUAL FUND (THE "FUND") IS DESIGNED TO SEEK TOTAL RETURN PRIMARILY THROUGH INVESTMENTS IN EQUITY SECURITIES OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY.


Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Class A and Class B Shares of the Fund. The separate classes provide investors with alternatives as to sales load and fund expenses. (See "How to Invest in the Fund.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS

Fee Table  ...........................................................    1
Financial Highlights  ................................................    2
Investment Program  ..................................................    3
Risk Factors  ........................................................    4
Investment Restrictions  .............................................    4
How to Invest in the Fund  ...........................................    5
How to Redeem Shares  ................................................    8
Telephone Transactions  ..............................................    9
Dividends and Taxes  .................................................   10
Management of the Fund  ..............................................   10
Investment Advisor and Sub-Advisor  ..................................   10
Distributor  .........................................................   11
Custodian, Transfer Agent and
  Accounting Services ................................................   12
Performance Information  .............................................   12
General Information  .................................................   13
Application  .........................................................  A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203


------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FEE TABLE
-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:

                                                                                          Class A            Class B
                                                                                          Shares              Shares
                                                                                       Initial Sales         Deferred
                                                                                          Charge           Sales Charge
                                                                                        Alternative        Alternative
                                                                                     -----------------   ----------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ............................................         4.50%*              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price) ............................................          None               None
Maximum Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, whichever is lower) ....................................         0.50%*              4.00%**

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets):
Management Fees (net of fee waivers)  ............................................         0.04%***            0.04%***
12b-1 Fees  ......................................................................         0.25%               0.75%
Other Expenses (including a .25% shareholder servicing fee for Class B Shares)  ..         0.96%               1.21%****
                                                                                     -----------------   ----------------
Total Fund Operating Expenses (net of fee waivers)  ..............................         1.25%***            2.00%***
                                                                                     =================   ================

------
   * Purchases of $1 million or more of Class A Shares by persons not otherwise eligible for sales load waivers are not subject to an initial sales charge; however, a contingent deferred sales charge of .50% may be imposed upon redemption. (See "How to Invest in the Fund -- Class A Shares.")
  ** A declining contingent deferred sales charge will be imposed on redemptions of Class B Shares made within six years of purchase. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Invest in the Fund -- Class B Shares.")
 *** The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 1.25% of the Class A Shares' average daily net assets and 2.00% of the Class B Shares' average daily net assets. Absent fee waivers, Management Fees would be .65% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.86% of the Class A Shares' average daily net assets and 2.61% of the Class B Shares' average daily net assets.
**** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries, and providing information on their investments.




 EXAMPLE:                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
 --------                                                         ----------   -----------    -----------   ------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:*

   Class A Shares ............................................        $57           $83           $111          $189
   Class B Shares ............................................        $60           $93           $128          $196**


You would pay the following expenses on the same investment,
assuming no redemption:*                                            1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                 ----------   -----------    -----------   ------------
   Class B Shares ........................................            $20           $63           $108           $196**

------
 * Absent fee waivers, expenses would be higher.
** Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases shares of either class through a financial institution may be charged separate fees by that institution. The Expenses and Example appearing in the foregoing table have been restated to reflect current, rather than historical, fees.

   The rules of the SEC require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges or no sales charge at all. (See "How to Invest in the Fund -- Class A Shares.") Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules").


                                                                            1
------------------------------------------------------------------------------

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

   The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended December 31, 1996 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1996, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------

                                                Class A Shares                         Class B Shares
                                    -------------------------------------    -------------------------------------
                                                          For the Period                          For the Period
                                         For the         January 3, 1995+         For the        January 3, 1995+
                                        Year Ended           through            Year Ended            through
                                    December 31, 1996   December 31, 1995    December 31, 1996   December 31, 1995
                                    -----------------   -----------------    -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning
     of period ..................        $ 11.20              $10.00              $11.18              $10.00
                                     -----------------   -----------------   -----------------   -----------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income  .......           0.61                0.56                0.52                0.50
   Net realized and unrealized
     gain on investments ........           2.90                1.21                2.89                1.20
                                     -----------------   -----------------   -----------------   -----------------
   Total from Investment
     Operations .................           3.51                1.77                3.41                1.70
                                     -----------------   -----------------   -----------------   -----------------
LESS DISTRIBUTIONS:
   Dividends from net investment
     income .....................          (0.58)              (0.49)(1)           (0.51)              (0.42)(1)
   Distributions from net
     realized short-term gains ..          (0.07)              (0.05)              (0.07)              (0.05)
   Distributions from net
     realized long-term gains ...          (0.15)                 --               (0.15)                 --
   Return of capital  ...........          (0.02)              (0.03)(1)           (0.02)              (0.05)(1)
                                     -----------------   -----------------   -----------------   -----------------
   Total distributions  .........          (0.82)              (0.57)              (0.75)              (0.52)
                                     -----------------   -----------------   -----------------   -----------------
   Net asset value at end of
     period .....................        $ 13.89              $11.20              $13.84              $11.18
                                     =================   =================   =================   =================
TOTAL RETURN(2)  ................          32.70%              18.19%              31.67%              17.40%
RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses  ....................           1.25%(4)            1.25%(3,4,5)        2.00%(4)            2.00%(3,4,5)
   Net investment income  .......           5.29%(6)            6.09%(3,5,6)        4.46%(6)            5.39%(3,5,6)
SUPPLEMENTAL DATA:
   Net assets at end of year
     (000) ......................        $19,816              $7,171              $5,295              $3,016
   Portfolio turnover rate  .....             23%                 28%                 23%                 28%
   Average commissions per share         $  0.07(7)               --              $ 0.07(7)               --

------
+   Commencement of operations.
(1) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of expenses to average daily net assets would have been 2.28% and 3.25% (annualized) for Class A Shares and 3.03% and 4.05% (annualized) for Class B Shares for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(5) Effective January 1, 1996, the Fund's expense and net investment income ratios have been based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% for the Class A Shares and 1.90% for the Class B Shares and the ratio of net investment income to average net assets was 5.95% for the Class A Shares and 5.25% for the Class B Shares.
(6) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 4.26% and 3.89% (annualized) for Class A Shares and 3.43% and 3.09% (annualized) for Class B Shares for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(7) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commissions rate per share charged to the Fund on purchases and sales of investments during the period.

2
------------------------------------------------------------------------------

------------------------------------------------------------------------------
INVESTMENT PROGRAM
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Fund is total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry. This investment objective is a fundamental policy of the Fund and cannot be changed without shareholder approval.

   Under normal conditions at least 65% of the Fund's total assets will be invested in the equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others: real estate investment trusts ("REITs"), master limited partnerships that invest in interests in real estate and which are traded on a national securities exchange; real estate brokers or developers; and companies with substantial real estate holdings, such as paper and lumber producers. By investing in master limited partnerships through the Fund, shareholders indirectly bear a proportionate share of the operating expenses of the underlying master limited partnership, in addition to the similar expenses of the Fund. The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

   The Fund may invest in securities of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

   Under normal conditions the portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry and nonconvertible debt securities such as bonds. The Fund's investment advisor and sub-advisor (collectively, the "Advisors"), currently anticipate that investments outside the real estate industry will be primarily in securities of companies whose products and services are related to the real estate industry. They may include manufacturers and distributors of building supplies, financial institutions that make or service mortgages and companies whose real estate assets are substantial relative to their stock market valuations, such as retailers and railroads. The Fund may invest up to 5% of its net assets in zero coupon or other original issue discount securities. The debt securities purchased by the Fund will be of investment grade or better quality (i.e., of a quality equivalent to the ratings Baa or better of Moody's Investors Service, Inc. ("Moody's") or BBB or better of Standard & Poor's Ratings Group ("S&P"). While classified as "investment grade," securities rated Baa by Moody's or BBB by S&P have speculative characteristics. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

   For temporary defensive purposes the Fund may invest up to 100% of its assets in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Fund's investment advisor or sub-advisor at the time of purchase and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash. The Fund has the ability to invest in warrants, futures contracts and options, but has no intention to do so during the coming year.

   Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary

                                                                            3
------------------------------------------------------------------------------

------------------------------------------------------------------------------

market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.


REPURCHASE AGREEMENTS


   The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


WHEN-ISSUED SECURITIES


   The Fund may purchase securities, at the current market value of the securities, on a forward commitment or when-issued basis. A segregated account of the Fund consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.


RISK FACTORS
------------------------------------------------------------------------------

   Because the Fund invests primarily in the real estate industry, its investments may be subject to certain risks. These risks include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than the original cost.

   Because the Fund may invest in REITs, it may also be subject to certain risks associated with the direct investments of the REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, have limited diversification and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or failing to maintain their exemptions from registration under the Investment Company Act of 1940.


   Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, potential difficulties in enforcing contractual obligations and the possibility of extended settlement periods. For additional risk disclosure see "Repurchase Agreements" and "When-Issued Securities."

INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

   The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal and state regulatory limitations. The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:


1) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

2) Concentrate 25% or more of its total assets in securities of issuers in any one industry, except that the

4
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

   Fund will concentrate in the real estate industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); or

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

   The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.


HOW TO INVEST IN THE FUND
-----------------------------------------------------------------------------

   Class A and Class B Shares may be purchased from the Fund's distributor (the "Distributor"), through any securities dealer that is authorized to distribute the Fund's shares ("Participating Dealers") or through any financial institution that is authorized to service shareholder accounts ("Shareholder Servicing Agents"). Shares of either class may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form. Participating Dealers or Shareholder Servicing Agents and their investment representatives may receive different levels of compensation depending on which class of shares they sell.

   The Class A and Class B alternatives permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the combination of sales charge and distribution fee on Class A Shares is more favorable than the combination of distribution/service fees and contingent deferred sales charge on Class B Shares. In almost all cases, investors planning to purchase $100,000 or more of Fund shares will pay lower aggregate charges and expenses by purchasing
Class A Shares.


   The minimum initial investment in shares of either class is $2,000, except that the minimum initial investment for shareholders of any other Flag Investors fund or class is $500 and the minimum initial investment for participants in the Fund's Automatic Investing Plan is $250. Each subsequent investment must be at least $100 per class, except that the minimum subsequent investment under the Fund's Automatic Investing Plan is $250 for quarterly investments and $100 for monthly investments. (See "Purchases through Automatic Investing Plan" below.) There is no minimum investment requirement for qualified retirement plans (i.e. 401(k) plans or pension and profit sharing plans). IRA accounts are, however, subject to the $2,000 minimum initial investment requirement. There is no minimum investment requirement for spousal IRA accounts.


   The Fund reserves the right to suspend the sale of shares at any time at the discretion of the Distributor and the Advisors. Orders for purchases of shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor or a Participating Dealer or Shareholder Servicing Agent must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

   The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisors to be over-the-counter, are valued at the quoted bid prices provided by principal market makers. If a portfolio security is traded on a national exchange on the valuation date, the last quoted sale price is generally used. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service that uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the

                                                                            5
-----------------------------------------------------------------------------

Fund's Board of Directors. Because of differences between the classes of shares in distribution/service fees, the net asset value per share of the classes differs at times.

OFFERING PRICE


   Shares may be purchased from the Distributor, Participating Dealers or Shareholder Servicing Agents at the Offering Price, which for Class A Shares includes a sales charge that is calculated as a percentage of the Offering Price, and for Class B Shares is net asset value.

CLASS A SHARES

   The sales charge on Class A Shares, which decreases as the amount of purchase increases, is shown in the following table:

                                    Sales Charge
                                  as Percentage of                 Dealer
                           ------------------------------       Compensation
                              Offering       Net Amount       as Percentage of
Amount of Purchase             Price          Invested         Offering Price
------------------------------------------------------------------------------
Less than $50,000 .......       4.50%           4.71%               4.00%
$   50,000 - $99,999 ....       3.50%           3.63%               3.00%
$  100,000 - $249,999 ...       2.50%           2.56%               2.00%
$  250,000 - $499,999 ...       2.00%           2.04%               1.50%
$  500,000 - $999,999 ...       1.50%           1.52%               1.25%
$1,000,000 and over .....       None*           None*               None*
------------------------------------------------------------------------------

* Purchases of $1 million or more may be subject to a contingent deferred sales charge. (See below.) The Distributor may make payments to dealers in the amount of .50% of the Offering Price.

   A shareholder who purchases additional Class A Shares may obtain reduced sales charges, as set forth in the table above, through a right of accumulation. In addition, an investor may obtain reduced sales charges as set forth above through a right of accumulation of purchases of Class A Shares and purchases of Class A shares of other Flag Investors funds with the same sales charge and purchases of Class A shares of Flag Investors Short-Intermediate Income Fund, Inc. (formerly, Flag Investors Intermediate-Term Income Fund, Inc.) and Flag Investors Maryland Intermediate Tax Free Income Fund, Inc. (the "Intermediate Funds"). The applicable sales charge will be determined based on the total of
(a) the shareholder's current purchase plus (b) an amount equal to the then-current net asset value or cost, whichever is higher, of all Class A Shares and of all Flag Investors shares described above and any Flag Investors Class D shares held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

   The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases, which will be aggregated, by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing shares for their own account.

   An investor may also obtain the reduced sales charges shown above by executing a written Letter of Intent which states the investor's intention to invest at least $50,000 within a 13-month period in Class A Shares. Each purchase of shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Class A Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not invested. Such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Class A Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

   No sales charge will be payable at the time of purchase on investments of $1 million or more of Class A Shares. However, a contingent deferred sales charge may be imposed on such investments in the event of a redemption within 24 months following the purchase, at the rate of .50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares redeemed within 24 months of purchase if the Participating Dealer and the Distributor have entered into an agreement under which the Participating Dealer agrees to return any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time.


   The Fund may sell Class A Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers

6
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

purchasing Class A Shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services (investors may be charged a fee if they effect transactions in Fund Shares through a broker or agent); (ii) qualified retirement plans; (iii) participants in a Flag Investors fund payroll savings plan program; (iv) investors who have redeemed Class A Shares, or Class A shares of any other mutual fund in the Flag Investors family of funds with the same sales charges, or who have redeemed Class A shares of the Intermediate Funds that they had held for at least 24 months prior to redemption, in an amount that is not more than the total redemption proceeds, provided that the purchase is within 90 days after the redemption; and (v) current or retired Directors of the Fund and directors and employees (and their immediate families) of the Distributor, the Fund's sub-advisor, Participating Dealers and their respective affiliates.

   Class A Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor or a Participating Dealer or Shareholder Servicing Agent.


CLASS B SHARES


   No sales charge will be payable at the time of purchase of Class B Shares. However, a contingent deferred sales charge will be imposed on certain Class B Shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B Shares redeemed or the total cost of such shares. In addition, no charge is assessed on redemptions of Class B Shares derived from reinvestment of dividends or capital gains distributions.

   In determining whether the contingent deferred sales charge is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B Shares in the shareholder's account that represent reinvested dividends and distributions and second of Class B Shares held the longest during the six-year period. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares (the "holding period"). For purposes of determining this holding period, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the contingent deferred sales charge.


                                         Contingent Deferred Sales Charge
Year Since Purchase                    (as a percentage of the dollar amount
Payment was Made                                subject to charge)
-----------------------------------------------------------------------------
First  ......................                           4.0%
Second  .....................                           4.0%
Third  ......................                           3.0%
Fourth  .....................                           3.0%
Fifth  ......................                           2.0%
Sixth  ......................                           1.0%
Thereafter  .................                           None*

-----------------------------------------------------------------------------

* As described more fully below, Class B Shares automatically convert to Class A Shares six years after the beginning of the calendar month in which the purchase order is accepted.

   Waiver of Contingent Deferred Sales Charge. The contingent deferred sales charge will be waived on the redemption of Class B Shares (i) following the death or initial determination of disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder; or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Fund's transfer agent (the "Transfer Agent") prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. For information on the imposition and waiver of the contingent deferred sales charge, contact the Transfer Agent.

   Automatic Conversion to Class A Shares. Six years after the beginning of the calendar month in which the purchase order for Class B Shares is accepted, such Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The conversion is not a taxable event to the shareholder.

   For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in the shareholder's account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.


   Class B Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor or a Participating Dealer or Shareholder Servicing Agent.


PURCHASES BY EXCHANGE


   As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other Flag Investors funds may exchange their shares of those funds for an equal dollar amount of Fund shares of the same class that have the same sales load structure. Shares issued pursuant to this offer will not be


                                                                            7
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

subject to the sales charges described above or any other charge. In addition, shareholders of Class A shares of the Intermediate Funds may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, except the exchange will be made at net asset value if the shares of such funds have been held for more than 24 months. Shareholders of Flag Investors Cash Reserve Prime Class A Shares may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, or into Class B Shares at net asset value, subject thereafter to any applicable contingent deferred sales charge.


   When a shareholder acquires Fund shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

   The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.


   Shareholders of any mutual fund not affiliated with the Fund, who have paid a sales charge, may exchange shares of such fund for an equal dollar amount of Class A Shares by submitting to the Distributor or a Participating Dealer the proceeds of the redemption of such shares, together with evidence of the payment of a sales charge and the source of such proceeds. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.

   The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below.)

   The Fund may modify or terminate these offers of exchange at any time on 60 days' prior written notice to shareholders and the exchange offers set forth herein are expressly subject to modification or termination.


PURCHASES THROUGH AUTOMATIC INVESTING PLAN

   Shareholders may purchase either Class A Shares or Class B Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in either Class A Shares or Class B Shares. The amount specified will be withdrawn from the shareholder's checking account using the pre-authorized check and will be invested in the class of shares selected by the shareholder at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.


PURCHASES THROUGH DIVIDEND REINVESTMENT

   Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Fund shares of the same class. Unless the shareholder elects otherwise, all income dividends and net capital gains distributions, if any, will be reinvested in additional Fund shares of the same class at net asset value (without a sales charge). Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent (at the address listed on the inside back cover of this Prospectus), either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

   Alternately, shareholders may have their distributions invested in shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call the Transfer Agent for additional information.

HOW TO REDEEM SHARES
-----------------------------------------------------------------------------

   Shareholders may redeem all or part of their investment on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. Shareholders may also redeem shares of either class by telephone (in amounts up to $50,000). (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order (or, if stock certificates have been issued for the shares to be redeemed, after the tender of the stock certificates for redemption). Redemption orders received after 4:00 p.m. (Eastern Time) or the


8
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed shares will be made by check and will be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the following documents:


1) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association;

3) If shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

   Dividends payable up to the date of the redemption of shares will be paid on the next dividend payable date. If all of the shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

   The Fund has the power under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 upon 60 days' notice. Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

SYSTEMATIC WITHDRAWAL PLAN

   Shareholders who hold Class A Shares or Class B Shares having a value of $10,000 or more may arrange to have a portion of their shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and to the extent necessary, from share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. Because share purchases include a sales charge that will not be recovered at the time of redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of shares. In addition, Class B Shares may be subject to a contingent deferred sales charge upon redemption. (See "How to Invest in the Fund -- Class B Shares.") A shareholder who wishes to participate in the Fund's Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.

TELEPHONE TRANSACTIONS
------------------------------------------------------------------------------

   Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem shares of either class in amounts up to $50,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

   A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as determined on the following Business Day.

   The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How to Invest in the Fund--Purchases by Exchange" and "How to Redeem Shares.")

                                                                            9
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


   The Fund's policy is to distribute to shareholders substantially all of its net investment company taxable income (including net short-term capital gains) in the form of monthly dividends. The Fund also intends to distribute to shareholders any net capital gains (the excess of net long-term capital gains over net short-term capital losses) on an annual basis.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

   The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state, and local income taxes. The Statement of Additional Information sets forth further information concerning taxes.

   The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, so that the Fund will be relieved of federal income tax on net investment company taxable income and net capital gains distributed to its shareholders. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.


   Dividends from the Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Distributions of net capital gains that are designated by the Fund as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Only a portion of the dividends paid by the Fund is expected to qualify for the dividends received deduction available to corporate shareholders. The Fund makes annual reports to shareholders describing the federal income tax status of all distributions.

   Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by the shareholders on December 31 of the year in which the dividends were declared.


   The sale, exchange, or redemption of Fund shares is a taxable event for the shareholder.

MANAGEMENT OF THE FUND
------------------------------------------------------------------------------
   The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Directors are not affiliated with the Advisors or the Distributor.

   The Fund's Directors and officers are as follows:

Richard T. Hale                Chairman        William K. Morrill, Jr.  President
Truman T. Semans               Director        Keith R. Pauley          Executive Vice
Charles W. Cole, Jr.           Director                                  President
James J. Cunnane               Director        Edward J. Veilleux       Vice President
Robert S. Killebrew, Jr.       Director        Gary V. Fearnow          Vice President
John F. Kroeger                Director        Scott J. Liotta          Vice President and
Louis E. Levy                  Director                                  Secretary
Eugene J. McDonald             Director        Joseph A. Finelli        Treasurer
Rebecca W. Rimel               Director        Laurie D. Collidge       Assistant
Carl W. Vogt                   Director                                  Secretary

INVESTMENT ADVISOR AND SUB-ADVISOR
------------------------------------------------------------------------------

   Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and ABKB/LaSalle Securities Limited Partnership ("ABKB/LaSalle" or the "Sub-Advisor"). is the Fund's sub-advisor. ICC is the investment advisor to other mutual funds in the Flag Investors family of funds and Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.7 billion of net assets as of December 31, 1996. ABKB/LaSalle is a registered investment advisor and together with its affiliates had, as of December 31, 1996, approximately $2.3 billion in real estate securities under management, almost all of which is in domestic real estate securities. ABKB/LaSalle was formed on November 1, 1994 to acquire the real estate securities investment advisory business of Alex. Brown Kleinwort Benson Realty Advisors Corporation. ABKB/LaSalle, together with its predecessors, has provided investment advice to pension funds and other institutional investors with respect to investments in real estate securities since 1985,


10
------------------------------------------------------------------------------

------------------------------------------------------------------------------

although it had not previously acted as investment advisor or sub-advisor to a mutual fund. ABKB/LaSalle currently provides sub-advisory services to three mutual funds which had approximately $71 million of combined net assets as of December 31, 1996.

   Pursuant to the terms of the Investment Advisory Agreement, ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABKB/LaSalle certain of its duties, provided that ICC continues to supervise the performance of ABKB/LaSalle and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABKB/LaSalle is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABKB/LaSalle may allocate transactions to the Distributor, provided that compensation to the Distributor on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABKB/LaSalle may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

   ICC and ABKB/LaSalle currently intend to waive, on a voluntary basis, their annual fees to the extent necessary so that the Fund's annual expenses do not exceed 1.25% of the Class A Shares' average daily net assets and 2.00% of the Class B Shares' average daily net assets. For the fiscal year ended December 31, 1996, ICC waived all advisory fees and reimbursed expenses of $61,823. In addition, from its own resources, ICC paid ABKB/LaSalle a sub advisory fee
(net of fee waivers) equal to .02% of the Fund's average daily net assets.

   ICC is an indirect subsidiary of Alex. Brown Incorporated. ABKB/LaSalle, a Maryland limited partnership, is one of several entities through which LaSalle Partners Limited Partnership and its affiliates conduct real estate investment advisory and related businesses. ABKB/LaSalle is controlled indirectly by DEL-LPL Limited Partnership, a Delaware limited partnership, whose general partners are M.G. Rose and nine corporations, each of which is owned by one of the following persons: Jonathan E. Bortz; Daniel W. Cummings; Wade W. Judge; William K. Morrill, Jr.; Stuart L. Scott; Robert C. Spoerri; Lynn C. Thurber; Earl E. Webb; and Robert F. Works.

   ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

PORTFOLIO MANAGERS

   William K. Morrill, Jr., the Fund's President, and Keith R. Pauley, the Fund's Executive Vice President, have shared primary responsibility for managing the Fund's assets from its inception.

   William K. Morrill, Jr., Managing Director of ABKB/LaSalle, has nearly 17 years of investment experience and has been a portfolio manager with ABKB/LaSalle or its predecessors since 1986.

   Keith R. Pauley, Senior Vice President of ABKB/LaSalle, has over 11 years of investment experience and has been a portfolio manager with ABKB/LaSalle or its predecessors since 1986.

DISTRIBUTOR
-------------------------------------------------------------------------------

   Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor") acts as distributor of the Fund's shares. Alex. Brown is an investment banking firm that offers a broad range of investment services to individual, institutional, corporate and municipal clients. It is a wholly-owned subsidiary of Alex. Brown Incorporated, which has engaged directly and through subsidiaries and affiliates in the investment business since 1800. Alex. Brown is a member of the New York Stock Exchange and other leading securities exchanges. Headquartered in Baltimore, Maryland, Alex. Brown has offices throughout the United States and, through subsidiaries, maintains offices in London, England, Geneva, Switzerland and Tokyo, Japan.

   The Fund has adopted two separate Distribution Agreements and related Plans of Distribution, one with respect to the Class A Shares and one with respect to the Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. In addition, the Fund may enter into agreements with certain financial institutions, such as banks, to provide shareholder services, pursuant to which Alex. Brown will allocate up to all of its distribution fee as compensation for such services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule. Amounts allocated to Participating Dealers and Shareholder Servicing Agents may

                                                                             11
------------------------------------------------------------------------------

------------------------------------------------------------------------------

not exceed amounts payable to Alex. Brown under the Plans with respect to shares held by or on behalf of customers of such entities.

   As compensation for providing distribution services for the Class A Shares for the period ended December 31, 1996, Alex. Brown received a distribution fee equal to .25% of the Class A Shares' average daily net assets.

   As compensation for providing distribution and shareholder services for the Class B Shares for the period ended December 31, 1996, Alex. Brown received a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate Alex. Brown for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate Alex. Brown, Participating Dealers and Shareholder Servicing Agents for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

   Payments under the Plans are made as described above regardless of Alex. Brown's actual cost of providing distribution services and may be used to pay Alex. Brown's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion may be retained as profit by Alex. Brown. Alex. Brown will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
-------------------------------------------------------------------------------
   Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent. ICC also provides accounting services to the Fund. As compensation for such accounting services for the period ended December 31, 1996, ICC received a fee equal to .12% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association, a national banking association, acts as custodian of the Fund's assets.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------
   From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per Share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

   If the Fund compares its performance to other funds or to relevant indices, such as the Wilshire Real Estate Index, its performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

   The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

   Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Fund shares may be purchased, although not included in calculations of performance, will reduce performance results.

12
------------------------------------------------------------------------------

------------------------------------------------------------------------------

GENERAL INFORMATION
------------------------------------------------------------------------------

DESCRIPTION OF SHARES


   The Fund is an open-end diversified management investment company incorporated under the laws of the State of Maryland on May 2, 1994 and is authorized to issue 15 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

   The Board of Directors of the Fund is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: Flag Investors Real Estate Securities Fund Class A Shares and Flag Investors Real Estate Securities Fund Class B Shares. The Fund has another class of shares in addition to the shares offered hereby: "Flag Investors Real Estate Securities Fund Institutional Shares." Additional information concerning the Fund's Institutional Shares may be obtained by calling Alex. Brown at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A or Class B Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but to the extent the classes have different distribution/service fees or sales load structures, the net asset value per share of the classes may differ at times.


ANNUAL MEETINGS


   Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.


REPORTS


   The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.


SHAREHOLDER INQUIRIES


   Shareholders with inquiries concerning their Shares should contact the Transfer Agent at (800) 553-8080, the Fund at (800) 767-FLAG, or any Participating Dealer or Shareholder Servicing Agent, as appropriate.


                                                                            13
------------------------------------------------------------------------------

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                             NEW ACCOUNT APPLICATION

----------------------------------------------------------------------------------------------------------------------------------
Make check payable to "Flag Investors Real Estate Securities           FOR ASSISTANCE IN COMPLETING THIS APPLICATION PLEASE CALL:
Fund, Inc." and mail with this Application to:                         1-800-553-8080, MONDAY THROUGH FRIDAY, 8:30 A.M. TO 5:30 P.M.
                                                                       (EASTERN TIME).
 Alex. Brown & Sons Incorporated/Flag Investors Funds
 P.O. Box 419663
 Kansas City, MO 64141-6663                                             TO OPEN AN IRA ACCOUNT, PLEASE CALL 1-800-767-3524 FOR AN
 Attn: Flag Investors Real Estate Securities Fund, Inc.                 IRA INFORMATION KIT.



I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate amount of purchase)

  [ ] CLASS A SHARES (4.5% maximum initial sales charge) in the amount of $_________
  [ ] CLASS B SHARES (4.0% maximum contingent deferred sales charge) in the amount of $_________

THE MINIMUM INITIAL PURCHASE FOR EACH CLASS OF SHARES IS $2,000, EXCEPT THAT THE MINIMUM INITIAL PURCHASE FOR SHAREHOLDERS OF ANY
OTHER FLAG INVESTORS FUND OR CLASS IS $500 AND THE MINIMUM INITIAL PURCHASE FOR PARTICIPANTS IN THE FUND'S AUTOMATIC INVESTING PLAN
IS $250 PER CLASS. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

                             ----------------------------------------
                             YOUR ACCOUNT REGISTRATION (PLEASE PRINT)
                             ----------------------------------------

Existing Account No., if any: ______________

INDIVIDUAL OR JOINT TENANT

-----------------------------------------------------------------------------
First Name                     Initial                          Last Name

-----------------------------------------------------------------------------
Social Security Number

-----------------------------------------------------------------------------
Joint Tenant                   Initial                          Last Name



CORPORATIONS, TRUSTS, PARTNERSHIPS, ETC.

-----------------------------------------------------------------------------
Name of Corporation, Trust or Partnership

----------------------------------             ------------------------------
Date of Trust                                  Tax ID Number

-----------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)

-----------------------------------------------------------------------------
For the Benefit of



GIFTS TO MINORS

-----------------------------------------------------------------------------
Custodian's Name (only one allowed by law)

-----------------------------------------------------------------------------
Minor's Name (only one)

-----------------------------------------------------------------------------
Social Security Number of Minor

under the __________________ Uniform Gifts to Minors Act
          State of Residence

MAILING ADDRESS

-----------------------------------------------------------------------------
Street

-----------------------------------------------------------------------------
City                                 State                            Zip

(    )
-----------------------------------------------------------------------------
Daytime Phone

               --------------------------------------------------
               LETTER OF INTENT -- CLASS A SHARES ONLY (OPTIONAL)
               ---------------------------------------------------

[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying Prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares as shown below, in an aggregate amount at least equal to:
  [ ] $50,000   [ ] $100,000   [ ] $250,000   [ ] $500,000   [ ] $1,000,000

             -------------------------------------------------------
             RIGHT OF ACCUMULATION -- CLASS A SHARES ONLY (OPTIONAL)
             -------------------------------------------------------

List the Account numbers of other Flag Investors Funds (except Class B shares) that you or your immediate family already own that qualify for reduced sales charges.

    FUND NAME         ACCOUNT NO.         OWNER'S NAME         RELATIONSHIP
    --------          -----------         ------------         ------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


                              --------------------
                              DISTRIBUTION OPTIONS
                              --------------------

Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.

   INCOME DIVIDENDS                       CAPITAL GAINS
   [ ] Reinvested in additional shares    [ ] Reinvested in additional shares
   [ ] Paid in Cash                       [ ] Paid in Cash


Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.
                                                                             A-1

                       -----------------------------------
                       AUTOMATIC INVESTING PLAN (OPTIONAL)
                       -----------------------------------

[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $______ in Class A Shares or $_________ in Class B Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

MINIMUM INITIAL INVESTMENT: $250 PER CLASS
SUBSEQUENT INVESTMENTS (CHECK ONE):        [ ] Monthly ($100 MINIMUM PER CLASS)
[ ] Quarterly ($250 MINIMUM PER CLASS)         ------------------------------
                                                PLEASE ATTACH A VOIDED CHECK.
                                               ------------------------------

----------------------------------------------        -------------------------------------------------------------------
Bank Name                                              Depositor's Signature                             Date

------------------------------------------------      -------------------------------------------------------------------
Existing Flag Investors Fund Account No., if any      Depositor's Signature                              Date
                                                      (if joint acct., both must sign)


                      -------------------------------------
                      SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)
                      -------------------------------------

[ ] Beginning the month of_____________ , 19___ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $______ from Class A Shares and/or $_______ from Class B Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

 FREQUENCY (CHECK ONE):    [ ] Monthly      [ ] Quarterly (January, April, July
                                                 and October)

                             ----------------------
                             TELEPHONE TRANSACTIONS
                             ----------------------

I UNDERSTAND THAT I WILL AUTOMATICALLY HAVE TELEPHONE REDEMPTION PRIVILEGES (FOR AMOUNTS UP TO $50,000) AND TELEPHONE EXCHANGE PRIVILEGES (WITH RESPECT TO OTHER FLAG INVESTORS FUNDS) UNLESS I MARK ONE OR BOTH OF THE BOXES BELOW:

 NO, I/WE DO NOT WANT      [ ] Telephone redemption privileges
                           [ ] Telephone exchange  privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a predesignated bank account, please provide the following information:

Bank:   ______________________________________________________    Bank Account No.  ___________________________________________

Address:______________________________________________________    Bank Account Name:___________________________________________

        ______________________________________________________

------------------------------------ SIGNATURE AND TAXPAYER CERTIFICATION
------------------------------------
-------------------------------------------------------------------------------

                      [THE FOLLOWING TEXT APPEARS IN A BOX]

THE FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF ANY TAXABLE DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REDEMPTION PROCEEDS PAID TO ANY INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDERS WHO FAIL TO PROVIDE THE INFORMATION AND/OR CERTIFICATIONS REQUIRED BELOW. THIS BACKUP WITHHOLDING IS NOT AN ADDITIONAL TAX, AND ANY AMOUNTS WITHHELD MAY BE CREDITED AGAINST THE SHAREHOLDER'S ULTIMATE U.S. TAX LIABILITY.

BY SIGNING THIS APPLICATION, I HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW: (PLEASE CHECK APPLICABLE BOXES)
 [ ] U.S. CITIZEN/TAXPAYER:
 [ ] I CERTIFY THAT (1) THE NUMBER SHOWN ABOVE ON THIS FORM IS THE CORRECT
     SOCIAL SECURITY NUMBER OR TAX ID NUMBER AND (2) I AM NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

 [ ] IF NO TAX ID NUMBER OR SOCIAL SECURITY NUMBER HAS BEEN PROVIDED ABOVE, I
     HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TAX ID NUMBER OR A SOCIAL SECURITY NUMBER, AND I UNDERSTAND THAT IF I DO NOT PROVIDE EITHER NUMBER TO THE TRANSFER AGENT WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I FAIL TO FURNISH MY CORRECT SOCIAL SECURITY NUMBER OR TAX ID NUMBER, I MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9. YOU MAY REQUEST SUCH FORM BY CALLING THE TRANSFER AGENT AT 800-553-8080).
 [ ] NON-U.S. CITIZEN/TAXPAYER:
     INDICATED COUNTRY OF RESIDENCE FOR TAX PURPOSES: _________________________ UNDER PENALTIES OF PERJURY, I CERTIFY THAT I AM NOT A U.S. CITIZEN OR RESIDENT AND I AM AN EXEMPT FOREIGN PERSON AS DEFINED BY THE INTERNAL REVENUE SERVICE.

                                  [END OF BOX]

================================================================================
I have received a copy of the Fund's prospectus dated May 1, 1997. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

-------------------------------------------------------------------------------

                      [THE FOLLOWING TEXT APPEARS IN A BOX]

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
                                  [END OF BOX]

-------------------------------------------------------------------------------

____________________________________________________    ________________________________________________________________
Signature                       Date                    Signature (if joint acct., both must sign)             Date
------------------------------------------------------------------------------------------------------------------------


--------------------
FOR DEALER USE ONLY
--------------------

Dealer's Name:   ___________________________________    Dealer Code: ____________________________________________________

Dealer's Address:___________________________________    Branch Code: ____________________________________________________

                 ___________________________________

Representative   ___________________________________    Rep. No.:    _____________________________________________________


------------------------------------------------------------------------------


               FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                         (Class A and Class B Shares)

                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                          Baltimore, Maryland 21202

                Sub-Advisor                              Distributor
               ABKB/LaSALLE                    ALEX. BROWN & SONS INCORPORATED
      SECURITIES LIMITED PARTNERSHIP                  One South Street
           100 East Pratt Street                  Baltimore, Maryland 21202
         Baltimore, Maryland 21202                     1-800-767-FLAG


              Transfer Agent                       Independent Accountants
     INVESTMENT COMPANY CAPITAL CORP.             COOPERS & LYBRAND L.L.P.
             One South Street                      2400 Eleven Penn Center
         Baltimore, Maryland 21202            Philadelphia, Pennsylvania 19103
              1-800-553-8080

                                                        Fund Counsel
                 Custodian                       MORGAN, LEWIS & BOCKIUS LLP
      PNC BANK, NATIONAL ASSOCIATION                2000 One Logan Square
           Airport Business Park              Philadelphia, Pennsylvania 19103
             200 Stevens Drive
        Lester, Pennsylvania 19113

------------------------------------------------------------------------------

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                              Cross Reference Sheet
                             (Institutional Shares)

                                 April 29, 1997



                                                                       Registration
                                                                        Statement
Items Requires by Form N-1A                                              Location
----------------------------                                          --------------
Part A -       Information Required in a Prospectus


Item 1.        Cover Page........................................     Cover Page
Item 2.        Synopsis..........................................     Fund Expenses
Item 3.        Condensed Financial
               Information.......................................     Financial Highlights (for Class
                                                                      A and Class B Shares only)
Item 4.        General Description of
               Registrant........................................     Investment Program; General
                                                                      Information
Item 5.        Management of the Fund............................     Management of the Fund;
                                                                      Investment Advisor and Sub-
                                                                      Advisor; Distributor; Custodian,
                                                                      Transfer Agent and Accounting
                                                                      Services
Item 5A.       Management's Discussion of Fund
               Performance.......................................     **
Item 6.        Capital Stock and Other
               Securities........................................     Cover Page; Dividends and
                                                                      Taxes; General Information
Item 7.        Purchase of Securities Being
               Offered...........................................     How to Invest in Institutional
                                                                      Shares; Distributor
Item 8.        Redemption or Repurchase..........................     How to Redeem Institutional
                                                                      Shares
Item 9.        Pending Legal Proceedings.........................     *

Part B -       Information Required in a
               Statement of Additional
               Information

Item 10.       Cover Page........................................     Cover Page
Item 11.       Table of Contents.................................     Table of Contents
Item 12.       General Information and
               History...........................................     General Information and
                                                                      History
Item 13.       Investment Objectives and
               Policies..........................................     Investment Objectives and
                                                                      Policies
Item 14.       Management of the Fund............................     Management of the Fund
                                                                      Holders of Securities
------------------------------
*  Omitted since the answer is negative or the item is not applicable.

** Information required by Item 5A will be contained, when available, in the Fund's Annual Report to Shareholders.

                                      iii


Item 15.       Control Persons and Principal
               Holders of Securities.............................     Control Persons and Principal

Item 16.       Investment Advisory and Other
               Services..........................................     Investment Advisory and Other
                                                                      Services; Custodian, Transfer
                                                                      Agent and Accounting
                                                                      Services; Independent Auditors
Item 17.       Brokerage Allocation..............................     Brokerage
Item 18.       Capital Stock and Other
               Securities........................................     Capital Stock; Semi-Annual
                                                                      Reports
Item 19.       Purchase, Redemption and
               Pricing of Securities Being
               Offered...........................................     Valuation of Shares and
                                                                      Redemption
Item 20.       Tax Status........................................     Federal Tax Treatment of
                                                                      Dividends and Distributions
Item 21.       Underwriters......................................     Distribution of Fund Shares
Item 22.       Calculation of Performance
               Data..............................................     Performance Information
Item 23.       Financial Statements..............................     Financial Statements (for Class
                                                                      A and Class B Shares only

Part C -       Other Information

               Part C contains the information required by the items contained therein under the items set forth in the form.

-----------------------
*  Omitted since the answer is negative or the item is not applicable.

________________________________________________________________________________

                                      LOGO
                                 FLAG INVESTORS

                        REAL ESTATE SECURITIES FUND, INC.

                             (INSTITUTIONAL SHARES)

                     PROSPECTUS & APPLICATION -- MAY 1, 1997
--------------------------------------------------------------------------------

THIS MUTUAL FUND (THE "FUND") IS DESIGNED TO SEEK TOTAL RETURN PRIMARILY THROUGH INVESTMENTS IN EQUITY SECURITIES OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY.


Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions or by clients of investment advisory affiliates of Alex. Brown & Sons Incorporated. (See "How to Invest in Institutional Shares.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS

Fee Table  .......................................................        1
Financial Highlights  ............................................        2
Investment Program  ..............................................        3
Risk Factors  ....................................................        4
Investment Restrictions  .........................................        4
How to Invest in Institutional Shares  ...........................        5
How to Redeem Institutional Shares  ..............................        6
Telephone Transactions  ..........................................        6
Dividends and Taxes  .............................................        7
Management of the Fund  ..........................................        7
Investment Advisor and Sub-Advisor  ..............................        8
Distributor  .....................................................        8
Custodian, Transfer Agent and Accounting Services ................        9
Performance Information  .........................................        9
General Information  .............................................        9
Application  .....................................................      A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203
________________________________________________________________________________

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________________________

________________________________________________________________________________

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)  .............  None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)  ..  None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower) .................................................  None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets):
Management Fees (net of fee waivers)  ......................................................  0.04%*
12b-1 Fees  ................................................................................  None
Other Expenses  ............................................................................  0.96%
                                                                                              ----
Total Fund Operating Expenses (net of fee waivers)  ........................................  1.00%*
                                                                                              ====

------

* The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 1.00% of the Institutional Shares' average daily net assets. Absent fee waivers, Management Fees would be .65% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.61% of the Institutional Shares' average daily net assets.

 EXAMPLE:                                                       1 year       3 years       5 years       10 years
---------                                                       ------       -------       -------       --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period:* ......................................    $10           $32           $55           $122

------
* Absent fee waivers, expenses would be higher.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases Institutional Shares through a financial institution may be charged separate fees by that institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in Institutional Shares", "Investment Advisor and Sub-Advisor" and "Distributor.") The Expenses and Example appearing in the table above are based on the Fund's expenses for the Class A Shares, another class of shares offered by the Fund, less 12b-1 fees of
 .25%, and have been restated to reflect current, rather than historical, fees.

                                                                               1
________________________________________________________________________________

________________________________________________________________________________

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The Fund has offered the Institutional Shares only since January 20, 1997. However, the Fund has offered Class A Shares since January 3, 1995. Historical financial information about the Fund is not fully applicable to the Institutional Shares because the expenses paid by the Fund in the past differ from those the Institutional Shares will incur. (See "Fee Table") Nevertheless, historical information about the Fund may be useful to investors if they take into account the differences in expenses. Accordingly, the financial highlights included in this table have been derived from the Fund's financial statements for the Class A Shares for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended December 31, 1996 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information for the Fund's Class A Shares is contained in the Fund's Annual Report for the fiscal year ended December 31, 1996 which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                  Class A Shares
                                                      --------------------------------------
                                                                            For the Period
                                                            For the        January 3, 1995+
                                                          Year Ended            through
                                                       December 31, 1996   December 31, 1995
                                                      -------------------  -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..........         $ 11.20              $10.00
                                                             -------              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...........................            0.61                0.56
   Net realized and unrealized gain on
     investments  ..................................            2.90                1.21
                                                             -------              ------
   Total from Investment Operations ................            3.51                1.77
                                                             -------              ------
Less Distributions:
   Dividends from net investment income ............           (0.58)              (0.49)(1)
   Distributions from net realized short-term
     gains  ........................................           (0.07)              (0.05)
   Distributions from net realized long-term gains..           (0.15)              --
   Return of capital ...............................           (0.02)              (0.03)(1)
                                                             -------              ------
   Total distributions .............................           (0.82)              (0.57)
                                                             -------              ------
   Net asset value at end of period ................         $ 13.89              $11.20
                                                             =======              ======
TOTAL RETURN(2)  ..................................            32.70%              18.19%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses ........................................            1.25%(4)            1.25%(3,4,5)
   Net investment income ...........................            5.29%(6)            6.09%(3,5,6)

SUPPLEMENTAL DATA:
   Net assets at end of period (000) ...............         $19,816              $7,171
   Portfolio turnover rate .........................              23%                 28%
   Average commissions per share ...................         $  0.07(7)               --

--------------------------------------------------------------------------------
  + Commencement of operations.
(1) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of expenses to average daily net assets would have been 2.28% and 3.25% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(5) Effective January 1, 1996, the Fund's expense and net investment income ratios have been based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% and the ratio of net investment income to average net assets was 5.95%.
(6) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 4.26% and 3.89% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(7) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

2
________________________________________________________________________________

________________________________________________________________________________

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
   The investment objective of the Fund is total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry. This investment objective is a fundamental policy of the Fund and cannot be changed without shareholder approval.

   Under normal conditions at least 65% of the Fund's total assets will be invested in the equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others: real estate investment trusts ("REITs"), master limited partnerships that invest in interests in real estate and that are traded on a national securities exchange; real estate brokers or developers; and companies with substantial real estate holdings, such as paper and lumber producers. By investing in master limited partnerships through the Fund, shareholders indirectly bear a proportionate share of the operating expenses of the underlying master limited partnership, in addition to the similar expenses of the Fund. Equity securities include common stock, rights or warrants to purchase common stock, preferred stock, and securities convertible into common stock. The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

   The Fund may invest in securities of REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

   Under normal conditions the portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry and nonconvertible debt securities such as bonds. The Fund's investment advisor and sub-advisor (collectively, the "Advisors"), currently anticipate that investments outside the real estate industry will be primarily in securities of companies whose products and services are related to the real estate industry. They may include manufacturers and distributors of building supplies, financial institutions that make or service mortgages and companies whose real estate assets are substantial relative to their stock market valuations, such as retailers and railroads. The Fund may invest up to 5% of its net assets in zero coupon or other original issue discount securities. The debt securities purchased by the Fund will be of investment grade or better quality (i.e., of a quality equivalent to the ratings Baa or better of Moody's Investors Service, Inc. ("Moody's") or BBB or better of Standard & Poor's Ratings Group ("S&P"). While classified as "investment grade," securities rated Baa by Moody's or BBB by S&P have speculative characteristics. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

   For temporary defensive purposes the Fund may invest up to 100% of its assets in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Fund's investment advisor or sub-advisor at the time of purchase and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash. The Fund has the ability to invest in warrants, futures contracts and options, but has no intention to do so during the coming year.

   Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securi-

                                                                               3
________________________________________________________________________________

________________________________________________________________________________

ties are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

REPURCHASE AGREEMENTS

   The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

WHEN-ISSUED SECURITIES

   The Fund may purchase securities, at the current market value of the securities, on a forward commitment or when-issued basis. A segregated account of the Fund consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.

RISK FACTORS
--------------------------------------------------------------------------------

   Because the Fund invests primarily in the real estate industry, its investments may be subject to certain risks. These risks include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than the original cost.

   Because the Fund may invest in REITs, it may also be subject to certain risks associated with the direct investments of the REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, have limited diversification and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or failing to maintain their exemptions from registration under the Investment Company Act of 1940.

   Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, potential difficulties in enforcing contractual obligations and the possibility of extended settlement periods. For additional risk disclosure see "Repurchase Agreements" and "When-Issued Securities."

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

   The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal and state regulatory limitations. The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:

4
________________________________________________________________________________

________________________________________________________________________________



1) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

2) Concentrate 25% or more of its total assets in securities of issuers in any one industry, except that the Fund will concentrate in the real estate industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); or

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

   The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

   Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counsellors, pension funds employee benefit plans, trusts, estates and educational, religious and charitable institutions) and clients of investment advisory affiliates of Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor") may purchase Institutional Shares through Alex. Brown, through any securities dealer that is authorized to distribute Institutional Shares ("Participating Dealers"), or by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, as instructed in the Application.

   The minimum initial investment in Institutional Shares is $500,000, except that the minimum initial investment is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of Alex. Brown or for subsequent investments. The Fund reserves the right to suspend the sale of Institutional Shares at any time at the discretion of the Distributor and the Advisors.

   Orders for purchases of Institutional Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Institutional Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order. Purchases made through the Distributor or a Participating Dealer must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

   The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisors to be over-the-counter, are valued at the quoted bid prices provided by principal market makers. If a portfolio security is traded on a national exchange on the valuation date, the last quoted sale price is generally used. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

PURCHASES BY EXCHANGE

   Shareholders of other Flag Investors funds that offer Institutional shares may exchange their Institutional shares of those funds for an equal dollar amount of Institutional Shares. The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

   The exchange privilege may be exercised by notifying the Fund's transfer agent (the "Transfer Agent") by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) (See "Telephone Transactions" below) or by regular or express mail at its address listed on the inside back cover of this Prospectus.

                                                                               5
________________________________________________________________________________

________________________________________________________________________________

   The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

OTHER INFORMATION

   Periodic statements of account from the Fund will reflect all dividends, purchases and redemptions of Institutional Shares.

   In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued. All purchases of Institutional Shares are confirmed and credited to the shareholder's account on the Fund's books maintained by the Transfer Agent or its agents. Shareholders will have the same rights and ownership with respect to such shares as if certificates had been issued.

HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

   Shareholders may redeem all or part of their Institutional Shares on any Business Day by transmitting a redemption order through the Distributor or a Participating Dealer, or by regular or express mail to the Transfer Agent at its address listed on the inside back cover of this Prospectus. Shareholders may also redeem Institutional Shares by telephone (in amounts up to $500,000). (See "Telephone Transactions" below.) A redemption request is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Institutional Shares will be made by wire transfer of funds to the shareholder's bank, or to a Participating Dealer, as appropriate, upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

   Dividends payable up to the date of the redemption of Institutional Shares will be paid on the next dividend payable date. If all of the Institutional Shares in an account have been redeemed on a dividend payment date, the dividend will be remitted by wire to the shareholder's bank or to a Participating Dealer, as appropriate.

   The Fund has the power under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 upon 60 days' written notice. Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

   Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Institutional Shares in amounts up to $500,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

   A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as determined on the following Business Day.

   The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by express mail or facsimile. (See "How to Invest in Institutional Shares--Purchases by Exchange" and "How to Redeem Institutional Shares.")

6
________________________________________________________________________________

________________________________________________________________________________

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

   The Fund's policy is to distribute to shareholders substantially all of its net investment company taxable income (including net short-term capital gains) in the form of monthly dividends. The Fund also intends to distribute to shareholders any net capital gains (the excess of net long-term capital gains over net short-term capital losses) on an annual basis.

   Unless the shareholder elects otherwise, all income dividends and net capital gains distributions, if any, will be reinvested in additional Institutional Shares at net asset value. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent (at its address listed on the inside back cover of this Prospectus), either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

   The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. The following is only a general summary of certain federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state, and local income taxes. The Statement of Additional Information sets forth further information concerning taxes.

   The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, so that the Fund will be relieved of federal income tax on net investment company taxable income and net capital gains distributed to its shareholders. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

   Dividends from the Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Distributions of net capital gains that are designated by the Fund as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Only a portion of the dividends paid by the Fund is expected to qualify for the dividends received deduction available to corporate shareholders. The Fund makes annual reports to shareholders describing the federal income tax status of all distributions.

   Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by the shareholders on December 31 of the year in which the dividends were declared.

   The sale, exchange, or redemption of Institutional Shares is a taxable event for the shareholder.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

   The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Directors are not affiliated with the Advisors or the Distributor.

   The Fund's Directors and officers are as follows:

Richard T. Hale            Chairman    William K. Morrill, Jr.   President
Truman T. Semans           Director    Keith R. Pauley           Executive Vice
Charles W. Cole, Jr.       Director                                President
James J. Cunnane           Director    Edward J. Veilleux        Vice President
Robert S. Killebrew, Jr.   Director    Gary V. Fearnow           Vice President
John F. Kroeger            Director    Scott J. Liotta           Vice President
Louis E. Levy              Director                                and Secretary
Eugene J. McDonald         Director    Joseph A. Finelli         Treasurer
Rebecca W. Rimel           Director    Laurie D. Collidge        Assistant
Carl W. Vogt               Director                                Secretary

                                                                               7
________________________________________________________________________________

________________________________________________________________________________

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

   Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and ABKB/LaSalle Securities Limited Partnership ("ABKB/LaSalle" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to other mutual funds in the Flag Investors family of funds and Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.7 billion of net assets as of December 31, 1996. ABKB/LaSalle is a registered investment advisor and together with its affiliates had, as of December 31, 1996, approximately $2.3 billion in real estate securities under management, almost all of which is in domestic real estate securities. ABKB/LaSalle was formed on November 1, 1994 to acquire the real estate securities investment advisory business of Alex. Brown Kleinwort Benson Realty Advisors Corporation. ABKB/LaSalle, together with its predecessors, has provided investment advice to pension funds and other institutional investors with respect to investments in real estate securities since 1985, although it had not previously acted as investment advisor or sub-advisor to a mutual fund. ABKB/LaSalle currently provides sub-advisory services to three mutual funds which had approximately $71 million of combined net assets as of December 31, 1996.

   Pursuant to the terms of the Investment Advisory Agreement, ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABKB/LaSalle certain of its duties, provided that ICC continues to supervise the performance of ABKB/LaSalle and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABKB/LaSalle is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABKB/LaSalle may allocate transactions to the Distributor, provided that compensation to the Distributor on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABKB/LaSalle may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

   ICC and ABKB/LaSalle currently intend to waive, on a voluntary basis, their annual fees to the extent necessary so that the Fund's annual expenses do not exceed 1.00% of the Institutional Shares' average daily net assets. For the fiscal year ended December 31, 1996, ICC waived all advisory fees and reimbursed expenses of $61,823. In addition, from its own resources, ICC paid ABKB/LaSalle a sub-advisory fee (net of fee waivers) equal to .02% of the Fund's average daily net assets.

   ICC is an indirect subsidiary of Alex. Brown Incorporated. ABKB/LaSalle, a Maryland limited partnership, is one of several entities through which LaSalle Partners Limited Partnership and its affiliates conduct real estate investment advisory and related businesses. ABKB/LaSalle is controlled indirectly by DEL-LPL Limited Partnership, a Delaware limited partnership, whose general partners are M.G. Rose and nine corporations, each of which is owned by one of the following persons: Jonathan E. Bortz; Daniel W. Cummings; Wade W. Judge; William K. Morrill, Jr.; Stuart L. Scott; Robert C. Spoerri; Lynn C. Thurber; Earl E. Webb; and Robert F. Works.

   ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

PORTFOLIO MANAGERS

   William K. Morrill, Jr., the Fund's President, and Keith R. Pauley, the Fund's Executive Vice President,have shared primary responsibility for managing the Fund's assets from its inception.

   William K. Morrill, Jr., Managing Director of ABKB/LaSalle, has nearly 17 years of investment experience and has been a portfolio manager with ABKB/LaSalle or its predecessors since 1986.

   Keith R. Pauley, Senior Vice President of ABKB/LaSalle, has over 11 years of investment experience and has been a portfolio manager with ABKB/LaSalle or its predecessors since 1986.

DISTRIBUTOR
--------------------------------------------------------------------------------

   Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor") acts as distributor of the Fund's shares. Alex. Brown is an investment banking firm which offers a broad range of investment services to individual, institutional, corporate and municipal clients. It is a wholly-owned subsidiary of Alex. Brown

8
________________________________________________________________________________

________________________________________________________________________________

Incorporated, which has engaged directly and through subsidiaries and affiliates in the investment business since 1800. Alex. Brown is a member of the New York Stock Exchange and other leading securities exchanges. Headquartered in Baltimore, Maryland, Alex. Brown has offices throughout the United States and, through subsidiaries, maintains offices in London, England, Geneva, Switzerland and Tokyo, Japan. Alex. Brown receives no compensation for distributing the Institutional Shares.

   Alex. Brown bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

   Investment Company Capital Corp., is the Fund's transfer and dividend disbursing agent. ICC also provides accounting services to the Fund. As compensation for such accounting services for the fiscal year ended December 31, 1996, ICC received a fee equal to .12% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association, a national banking association, acts as custodian of the Fund's assets.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

   From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

   If the Fund compares its performance to other funds or to relevant indices, such as the Wilshire Real Estate Index, its performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

   The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

   Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Fund shares may be purchased, although not included in calculations of performance, will reduce performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------
DESCRIPTION OF SHARES

   The Fund is an open-end diversified management investment company incorporated under the laws of the State of Maryland on May 2, 1994 and is authorized to issue 15 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

                                                                               9
________________________________________________________________________________

________________________________________________________________________________


   The Board of Directors of the Fund is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: "Flag Investors Real Estate Securities Fund Institutional Shares." The Fund has two other classes of shares in addition to the shares offered hereby: "Flag Investors Real Estate Securities Fund Class A Shares" and "Flag Investors Real Estate Securities Fund Class B Shares." Additional information concerning the Fund's other classes of shares may be obtained by calling the Distributor at
(800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but to the extent the classes have different distribution/service fees or sales load structures, the net asset value per share of the classes may differ at times.

ANNUAL MEETINGS

   Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

REPORTS

   The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

SHAREHOLDER INQUIRIES

   Shareholders with inquiries concerning their Institutional Shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or a Participating Dealer, as appropriate.

10
_______________________________________________________________________________

                                         FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                                                       (INSTITUTIONAL SHARES)
                                                       NEW ACCOUNT APPLICATION
-----------------------------------------------------------------------------------------------------------------------------------
SEND COMPLETED APPLICATION BY OVERNIGHT CARRIER TO:      FOR ASSISTANCE IN COMPLETING THIS APPLICATION PLEASE CALL: 1-800-553-8080,
  Alex. Brown & Sons Incorporated/Flag Investors Funds   MONDAY THROUGH FRIDAY, 8:30 A.M. TO 5:30 P.M. (EASTERN TIME).
  1004 Baltimore Avenue, 4th Floor
  Kansas City, MO 64105
  Attn: Flag Investors Real Estate Securities Fund, Inc.
IF YOU ARE PAYING BY CHECK, MAKE CHECK PAYABLE TO "FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC." AND MAIL WITH THIS
APPLICATION. IF YOU ARE PAYING BY WIRE, SEE INSTRUCTIONS BELOW.
-----------------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------
                                              YOUR ACCOUNT REGISTRATION (PLEASE PRINT)
                                             -----------------------------------------
NAME ON ACCOUNT                                               MAILING ADDRESS

---------------------------------------------------------     ---------------------------------------------------------------------
Name of Corporation, Trust or Partnership                     Name of Individual to Receive Correspondence

--------------------------------------                        ---------------------------------------------------------------------
Tax ID Number                                                 Street

[ ] Corporation [ ] Partnership [ ] Trust                     ---------------------------------------------------------------------
                                                              City                                                 State        Zip
[ ] Non-Profit or Charitable Organization [ ] Other______     (  )
                                                              ---------------------------------------------------------------------
If a Trust, please provide the following:                     Daytime Phone

-----------------------------------------------------------------------------------------------------------------------------------
Date of Trust                                           For the Benefit of

-----------------------------------------------------------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)
                                                         ------------------
                                                         INITIAL INVESTMENT
                                                         ------------------
THE MINIMUM INITIAL PURCHASE FOR THE INSTITUTIONAL SHARES OF THE FUND IS $500,000, EXCEPT THAT THE MINIMUM INITIAL PURCHASE IS
$1,000,000 FOR QUALIFIED RETIREMENT PLANS. THERE IS NO MINIMUM FOR CLIENTS OF INVESTMENT ADVISORY AFFILIATES OF ALEX. BROWN.
Indicate the amount to be invested and the method of payment:
______ A. By Mail: Enclosed is a check in the amount of $______ payable to Flag Investors Real Estate Securities Fund, Inc.
______ B. By Wire: A bank wire in the amount of $______has been sent from ________________   ______________________________________
                                                                              Name of Bank                      Wire Control Number
WIRE INSTRUCTIONS
         Follow the instructions below to arrange for a wire transfer for initial investment:
         o Send completed Application by overnight carrier to Alex. Brown & Sons Incorporated/Flag Investors Funds at the address listed above.
         o Call 1-800-553-8080 to obtain new investor's Fund account number.
         o Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:
            IFTC
            a/c Alex. Brown & Sons Incorporated/Flag Investors Funds
            Acct. # 7518625
            ABA # 1010-0362-1
            Kansas City, Missouri 64105
         Please include the following information in the wire:
         o  Flag Investors Real Estate Securities Fund, Inc. -- Institutional Shares
         o  "For further credit to ____________________________________________."
                                         (Investor's Fund Account Number)

                                                        --------------------
                                                        DISTRIBUTION OPTIONS
                                                        --------------------
Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional
Institutional Shares of the Fund.
             INCOME DIVIDENDS                                            CAPITAL GAINS
             [ ] Reinvested in additional shares                          [ ] Reinvested in additional shares
             [ ] Paid in cash                                             [ ] Paid in cash
                                                       ----------------------
                                                       TELEPHONE TRANSACTIONS
                                                       ----------------------
I UNDERSTAND THAT I WILL AUTOMATICALLY HAVE TELEPHONE REDEMPTION PRIVILEGES (FOR AMOUNTS UP TO $500,000) AND EXCHANGE PRIVILEGES
(WITH RESPECT TO INSTITUTIONAL SHARES OF OTHER FLAG INVESTORS FUNDS) UNLESS I MARK ONE OR BOTH OF THE BOXES BELOW:
      NO, I DO NOT WANT:   [ ] Telephone redemption privileges     [ ] Telephone exchange privileges
                        Redemptions effected by telephone will be wired to the bank account designated below.
                                                 ---------------------------------
                                                      BANK ACCOUNT DESIGNATION
                                                  (THIS SECTION MUST BE COMPLETED)
                                                 ---------------------------------
Please attach a blank, voided check to provide account and bank routing information.

-----------------------------------------------------------------------------------------------------------------------------------
Name of Bank                                                       Branch

-----------------------------------------------------------------------------------------------------------------------------------
Bank Address                                                       City/State/Zip

-----------------------------------------------------------------------------------------------------------------------------------
Name(s) on Account

-----------------------------------------------------------------------------------------------------------------------------------
Account Number                                                     A.B.A. Number
                                                                                                                                 A-1


                                              -----------------------------------------
                                              ACKNOWLEDGMENT, CERTIFICATE AND SIGNATURE
                                              -----------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                [THE FOLLOWING TEXT APPEARS IN A BOX]
THE FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF ANY TAXABLE DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND
REDEMPTION PROCEEDS PAID TO ANY INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDERS WHO FAIL TO PROVIDE THE INFORMATION AND/OR
CERTIFICATIONS REQUIRED BELOW. THIS BACKUP WITHHOLDING IS NOT AN ADDITIONAL TAX, AND ANY AMOUNTS WITHHELD MAY BE CREDITED AGAINST
THE SHAREHOLDER'S ULTIMATE U.S. TAX LIABILITY.
BY SIGNING THIS APPLICATION, I HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND
CORRECT AND THAT AS REQUIRED BY FEDERAL LAW: (PLEASE CHECK APPLICABLE BOXES)
[ ] U.S. CITIZEN/TAXPAYER:
    [ ] I CERTIFY THAT (1) THE NUMBER SHOWN ABOVE ON THIS FORM IS THE CORRECT TAX ID NUMBER AND (2) I AM NOT SUBJECT TO ANY BACKUP
        WITHHOLDING EITHER BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE
        SERVICE ("IRS") THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C)
        THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.
    [ ] IF NO TAX ID NUMBER HAS BEEN PROVIDED ABOVE, I HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS FOR A TAX ID NUMBER, AND I
        UNDERSTAND THAT IF I DO NOT PROVIDE SUCH NUMBER TO THE TRANSFER AGENT WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I
        FAIL TO FURNISH MY CORRECT TAX ID NUMBER, I MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND
        REDEMPTION PROCEEDS. (PLEASE PROVIDE YOUR TAX ID NUMBER ON IRS FORM W-9. YOU MAY REQUEST SUCH FORM BY CALLING THE TRANSFER
        AGENT AT 800-553-8080).
    [ ] NON-U.S. CITIZEN/TAXPAYER: INDICATED COUNTRY OF RESIDENCE FOR TAX PURPOSES:_________________________________________________
UNDER PENALTIES OF PERJURY, I CERTIFY THAT I AM NOT A U.S. CITIZEN OR RESIDENT AND I AM AN EXEMPT FOREIGN PERSON AS DEFINED BY THE
INTERNAL REVENUE SERVICE.
                                                             [END OF BOX]
-----------------------------------------------------------------------------------------------------------------------------------
I have received a copy of the Fund's prospectus dated May 1, 1997. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
-----------------------------------------------------------------------------------------------------------------------------------
                                                [THE FOLLOWING TEXT APPEARS IN A BOX]
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED
TO AVOID BACKUP WITHHOLDING.
                                                             [END OF BOX]
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                         Date

-----------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                         Date
                                            --------------------------------------------
                                            PERSON(S) AUTHORIZED TO CONDUCT TRANSACTIONS
                                            --------------------------------------------
The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any _______* of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.

---------------------------------------------------------       -------------------------------------------------------------------
Name/Title                                                      Signature                                        Date

---------------------------------------------------------       -------------------------------------------------------------------
Name/Title                                                      Signature                                        Date

---------------------------------------------------------       -------------------------------------------------------------------
Name/Title                                                      Signature                                        Date

---------------------------------------------------------       -------------------------------------------------------------------
Name/Title                                                      Signature                                        Date
The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC")
may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of
ICC.
*      If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of
       Authorized Persons indicated in this space.

                                                      ------------------------
                                                      CERTIFICATE OF AUTHORITY
                                                      ------------------------
INVESTORS MUST COMPLETE ONE OF THE FOLLOWING TWO CERTIFICATES OF AUTHORITY.
Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)
I _____________________________, Secretary of the above-named investor, do hereby certify that at a meeting on _________________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1)
empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the
Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.
Witness my hand and seal on behalf of the investor.
this ______ day of ______, 199__        Secretary _________________________________________________________________________________
The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.

-----------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                              Date
Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)
The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this
Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).

-----------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                              Date

-----------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                              Date
A-2

--------------------------------------------------------------------------------
               FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                            (Institutional Shares)


                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                          Baltimore, Maryland 21202


           Sub-Advisor                                  Distributor
     ABKB/LaSALLE SECURITIES                  ALEX. BROWN & SONS INCORPORATED
       LIMITED PARTNERSHIP                           One South Street
      100 East Pratt Street                      Baltimore, Maryland 21202
    Baltimore, Maryland 21202                         1-800-767-FLAG

         Transfer Agent                           Independent Accountants
INVESTMENT COMPANY CAPITAL CORP.                 COOPERS & LYBRAND L.L.P.
        One South Street                          2400 Eleven Penn Center
    Baltimore, Maryland 21202                Philadelphia, Pennsylvania 19103
         1-800-553-8080
                                                       Fund Counsel
            Custodian                           MORGAN, LEWIS & BOCKIUS LLP
 PNC BANK, NATIONAL ASSOCIATION                    2000 One Logan Square
      Airport Business Park                Philadelphia, Pennsylvania 19103-6993
        200 Stevens Drive
   Lester, Pennsylvania 19113

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                           --------------------------



                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.


                                One South Street
                            Baltimore, Maryland 21202


                           --------------------------



                  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED FROM ANY PARTICIPATING DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING ALEX. BROWN & SONS INCORPORATED, ONE SOUTH STREET, BALTIMORE, MARYLAND 21202, OR BY CALLING (800) 767-FLAG.






             Statement of Additional Information Dated: May 1, 1997

                         Relating to Prospectuses Dated:
                 May 1, 1997 for the Class A and Class B Shares
                                       and
                            the Institutional Shares

                                TABLE OF CONTENTS

                                                                    Page
                                                                   ------
 1.  General Information and History................................  1

 2.  Investment Objective and Policies..............................  1

 3.  Valuation of Shares and Redemption.............................  7

 4.  Federal Tax Treatment of Dividends and
       Distributions................................................  7

 5.  Management of the Fund.......................................... 9

 6.  Investment Advisory and Other Services......................... 15

 7.  Distribution of Fund Shares.................................... 16

 8.  Brokerage...................................................... 19

 9.  Capital Stock.................................................. 20

10.  Semi-Annual Reports............................................ 21

11.  Custodian, Transfer Agent, and Accounting Services ............ 21

12.  Independent Accountants ....................................... 22

13.  Performance Information........................................ 22

14.  Control Persons and Principal Holders of
       Securities................................................... 24

15.  Financial Statements........................................... 24

16.  Appendix.......................................................A-1

1.      GENERAL INFORMATION AND HISTORY

        Flag Investors Real Estate Securities Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers three classes of shares: Flag Investors Real Estate Securities Fund Class A Shares ("Class A Shares"), Flag Investors Real Estate Securities Fund Class B Shares ("Class B Shares") and Flag Investors Real Estate Securities Fund Institutional Shares ("Institutional Shares"). As used herein, the "Fund" refers to Flag Investors Real Estate Securities Fund, Inc. and specific references to any class of the Fund's shares will be made using the name of such class.

        Important information concerning the Fund is included in the Fund's current Prospectuses which may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer shares of the respective classes of the Fund ("Shares") to prospective investors. Prospectuses for the Class A Shares and the Class B Shares may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement for the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

        The Fund was incorporated under the laws of the State of Maryland on May 2, 1994. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and its Shares under the Securities Act of 1933. The Fund commenced operations on January 3, 1995. As of the date of this Statement of Additional Information, the Institutional Shares had not yet commenced operations.

        Under a license agreement dated August 23, 1994 between the Fund and Alex. Brown Incorporated, Alex. Brown Incorporated licenses to the Fund the "Flag Investors" name and logo but retains the rights to the name and logo, including the right to permit other investment companies to use them.


2.      INVESTMENT OBJECTIVE AND POLICIES

        The Fund's investment objective is total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry. As described in the Prospectus, the Fund will attempt to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the real estate industry. There can be no assurance that the Fund's investment objective will be achieved.

Real Estate Investment Trusts

        Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income-producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

        REITs can generally be classified as follows:

        - Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

        - Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

        - Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

REITs are like closed-end investment companies in that they are essentially holding companies that rely on professional managers to supervise their investments.

Master Limited Partnerships

        The Fund intends to invest in partnership units of real estate companies organized as master limited partnerships whose ownership interests are publicly traded. For federal income tax purposes, an entity treated as a partnership is not itself a taxpaying entity. Instead, each partner in a partnership is required to take into account in computing his income tax liability his allocable share of the income, gain, loss, deductions and credits of the partnership. Master limited partnerships often own several properties or businesses which are related to real estate development or are themselves heavily invested in real estate. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. The Fund will invest only in partnership units of master limited partnerships that are traded on a national securities exchange.

Debt Securities

        Up to 35% of the Fund's total assets may be invested in debt securities (which do not include for purposes of this investment policy convertible debt securities that the Fund's investment advisor (the "Advisor") or sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") believes have attractive equity characteristics). The Fund may invest in debt securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, if not rated, of comparable quality as determined by the Advisor or Sub-Advisor. (See the Appendix to this Statement of Additional Information for a description of the ratings categories of S&P and Moody's.) In choosing debt securities for purchase by the Fund, the Advisor will employ the same analytical and valuation techniques utilized in managing the equity portion of the Fund's portfolio (see "Investment Advisory and Other Services") and will invest in debt securities only of companies that satisfy the Advisor's or Sub-Advisor's investment criteria.

        Certain of the debt securities in which the Fund may invest may be zero coupon or other original issue discount securities that pay no current interest but are purchased at a deep discount from the amount due at maturity. When held to maturity, the entire return, which consists of the amortization of discount, is the difference between the purchase price and the amount due at maturity.

        The value of the Fund's investments in debt securities will change as interest rates fluctuate. When interest rates decline, the values of such securities generally can be expected to increase and when interest rates rise, the values of such securities can generally be expected to decrease. The lower rated and comparable unrated debt securities described above are subject to greater risks of loss of income and principal than are higher rated fixed-income securities. The market value of lower rated securities generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates.

Risks of Investment in Real Estate Securities

        Even though the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of long-term mortgage funds, overbuilding, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

        The risks of ownership of partnership units of master limited partnerships include those related to changes in economic conditions or changes in real estate and specific property values. One added risk of master limited partnerships is that they do not allow for election of independent directors or trustees to oversee the policies of the partnership. Rather, they rely on a general partner to exercise fiduciary responsibilities.

        In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Money Market Securities

        From time to time the Fund may purchase high-quality short-term debt securities, commonly known as money market securities. These securities include direct obligations of the U.S. Government which consist of bills, notes and bonds issued by the U.S. Treasury. Obligations issued by agencies of the U.S. Government, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. or are guaranteed by the U.S. Treasury or supported by the issuing agencies' right to borrow from the U.S. Treasury.

        The obligations of U.S. commercial banks include certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time; however time deposits cannot be traded in the secondary market. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and furnish dollar exchange. Maturities are generally six months or less.

        The commercial paper that may be purchased includes variable amount master demand notes, which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. Variable or floating rate instruments bear interest at a rate that varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Advisor or Sub-Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor or Sub-Advisor will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Futures Contracts and Options on Futures Contracts

        The Fund may buy or sell financial futures contracts or purchase options on such futures as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specified type of financial instrument called for in the contract at a specified future time for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the buyer in cash the difference between the price in the futures contract and the market price of the instrument on the specified date, if the market price is higher (or lower, as the case may be). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

        The Fund's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission ("CFTC") with which the Fund must comply in order not to be deemed a commodity pool operator within the meaning and intent of the Commodity Exchange Act and the regulations promulgated thereunder.

        Typically, an investment in a futures contract requires the Fund to deposit with the applicable exchange or other specified financial intermediary as security for its obligations an amount of cash or other specified debt securities that initially is 1% to 5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. A purchase of an option involves payment of a premium for the option without any further obligation on the part of the Fund.

        Regulations of the CFTC applicable to the Fund currently require that all of the Fund's futures and options on futures transactions are (1) for bona fide hedging purposes, or (2) for other purposes to the extent that the aggregate initial margin deposits and premiums do not exceed 5% of the liquidation value of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts it has entered into). Margins and premiums on bona fide hedging positions are excluded from this 5% limit. The Advisor reserves the right to comply with such different standard as may be established by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

        The variable degree of correlation between price movements of futures contracts and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's position. In addition, futures and futures option markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain that might result from an increase in the value of such position. The Fund will establish a segregated account to cover its positions in options and futures transactions. These segregated accounts will be maintained with the Fund's custodian and will be comprised of liquid assets. The ability of the Fund to hedge successfully will depend on the Advisor's ability to forecast pertinent market movements, which cannot be assured. Finally, the daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options purchased by the Fund, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce net asset value, while income earned by the Fund from its hedging activities generally will be treated as capital gains.

Other Investment Practices

        In addition, the Fund may enter into repurchase agreements and make purchases of when-issued securities as described below.

        Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed to be creditworthy by the Fund's Board of Directors under criteria established with the guidance of the Fund's Advisor or Sub-Advisor. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund must be issued by the U.S. Treasury, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

        When-Issued Securities. This practice involves the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

        Segregated accounts will be established with the Fund's custodian and will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Investment Restrictions

        The Fund's investment program is subject to a number of restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. The restrictions recited below are in addition to those described in the Fund's prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. Accordingly, the Fund will not:

        1. Borrow money, except as a temporary measure to facilitate settlements and for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment.

        2. Invest in real estate, real estate limited partnership interests or mortgages on real estate, provided that the Fund may invest in marketable securities of companies that invest in real estate, real estate investment trusts and exchange-traded master limited partnerships and may purchase securities secured or otherwise supported by interests in real estate.

        3. Purchase or sell commodities or commodities contracts, provided that the Fund may invest in financial futures and options on such futures.

        4. Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

        5. Issue senior securities, provided that the Fund may invest in financial futures and options on such futures.

        6. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies.

        7. Effect short sales of securities.

        8. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

        9. Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

        The following investment restriction may be changed by a vote of the majority of the Board of Directors. The Fund will not:

        1. Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law.

3.      VALUATION OF SHARES AND REDEMPTION

Valuation of Shares

        The Fund's net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption

        The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

        Under normal circumstances, the Fund will redeem Class A Shares and Class B Shares by check and Institutional Shares by wire transfer of funds, as described in the Prospectuses relating to such Shares. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming Shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation of Shares" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


4.      FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

        The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

        The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

        The Fund has been and expects to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, the Fund must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement") and(2) derive less than 30% of its gross income each taxable year (exclusive of certain gains from designated hedging transactions that are offset by unrealized losses on offsetting positions) from gains on the sale or other disposition of any of the following investments if such investments are held for less than three months (the "Short-Short Gain Test"): (a) stock or securities (as defined in Section 2(a)(36) of the Investment Company Act); (b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies), and (c) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts on foreign currencies) are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stocks or securities). The Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded.

        In addition, at the close of each quarter of the Fund's taxable year,
(1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other
RICs), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase.

        Under Subchapter M of the Code, the Fund is exempt from federal income tax on its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

        If capital gain distributions have been made with respect to Shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Any gain or loss recognized on a sale or redemption of Shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss.

        If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends."

        The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of distributions payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

        The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, the Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability, and, in addition, that the liquidation of such investments in such circumstances may affect the ability of the Fund to satisfy the Short-Short Gain Test.

        The Fund's investments in partnership units of master limited partnerships, which are taxable as partnerships, will generally not produce income of a type required for qualification as a RIC as discussed above. Holders of partnership units of such master limited partnerships are required to take into account their allocable share of each item of the partnership's income and loss in computing their individual tax liabilities. Further, each such item of income generally retains the same tax attributes in the hands of the unitholder as it has in the hands of the partnership. Accordingly, items of income derived from such master limited partnership units generally will not qualify as "interest" or "dividends" and if the aggregate of such income and any other nonqualifying income of the Fund exceeds 10% of the Fund's gross income, the Fund would not be eligible for the special tax treatment afforded RICs. As a result, the Fund intends to limit its investments in partnership units of master limited partnerships.

        Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund and also as to the application of the rules set forth above to a shareholder's particular circumstances.


5.      MANAGEMENT OF THE FUND

Directors and Officers

        The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*RICHARD T. HALE, Chairman (7/17/45)
        Managing Director, Alex. Brown & Sons Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); Chartered Financial Analyst.

*CHARLES W. COLE, JR., Director (11/11/35)+
        Vice Chairman, Alex. Brown Capital Advisory & Trust Company (registered investment advisor); Chairman, Investment Company Capital Corp. (registered investment advisor); Director, Provident Bankshares Corporation and Provident Bank of Maryland; Formerly, President and Chief Executive Officer, Chief Administrative Officer, and Director, First Maryland Bancorp, The First National Bank of Maryland and First Omni Bank; Director, York Bank and Trust Company.

*ROBERT S. KILLEBREW, JR., Director (4/9/39)
        Managing Director, Alex. Brown & Sons Incorporated; Certified Financial Analyst and Investment Advisor; Formerly, Senior Portfolio Manager, Brown Asset Management (registered investment advisor), 1974-1995.

*TRUMAN T. SEMANS, Director (10/27/27)
        Managing Director, Alex. Brown & Sons Incorporated; Director, Investment Company Capital Corp. (registered investment advisor); Formerly, Vice Chairman, Alex. Brown & Sons Incorporated.

JAMES J. CUNNANE, Director (3/11/38)
        CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense)(1989-1993) and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director (8/11/24)
        37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds (registered investment companies); Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm) and General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
        26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
        Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Carolina Bank & Trust (banking), Key Funds (registered investment companies) and AMBAC Treasurers Trust (registered investment company).

REBECCA W. RIMEL, Director (4/10/51)
        The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, PA 19103-7017; President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, Director (4/20/36)
        Fulbright and Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P.
        (law); Director, Yellow Corporation (trucking); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

WILLIAM K. MORRILL, JR., President (6/2/37)
        Managing Director, ABKB/LaSalle Securities Limited Partnership, 100 East Pratt Street, Baltimore, Maryland 21202. Portfolio Manager with ABKB/LaSalle or its predecessors since 1985.

KEITH R. PAULEY, Executive Vice President (9/27/63)
        Senior Vice-President, ABKB/LaSalle Securities Limited Partnership, 100 East Pratt Street, Baltimore, Maryland 21202. Portfolio Manager with ABKB/LaSalle or its predecessors since 1986.

EDWARD J. VEILLEUX, Vice President (8/26/43)
        Principal, Alex. Brown & Sons Incorporated; Vice President, Armata Financial Corp. (registered broker-dealer); and Executive Vice President, Investment Company Capital Corp. (registered investment advisor).

GARY V. FEARNOW, Vice President (12/6/44)
        Managing Director, Alex. Brown & Sons Incorporated and Manager, Private Client Marketing, Alex. Brown & Sons Incorporated.

SCOTT J. LIOTTA, Vice President and Secretary (3/18/65) +
        Manager, Fund Administration, Alex. Brown & Sons Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994-July 1996; Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), August 1991-April 1994.

JOSEPH A. FINELLI, Treasurer (1/24/57)
        Vice President, Alex. Brown & Sons Incorporated and Vice President, Investment Company Capital Corp. (registered investment advisor), September 1995-Present. Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980-1995.

LAURIE D. COLLIDGE, Assistant Secretary (1/1/66)
        Asset Management Department, Alex. Brown & Sons Incorporated, 1991-Present.

---------------------
   * Messrs. Hale, Cole, Killebrew and Semans are Directors who are "interested persons," as defined in the Investment Company Act.
   +    Mr. Liotta is Mr. Cole's son-in-law.

        Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by the Distributor or its affiliates.

        There are currently twelve funds in the Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hale serves as Chairman of three funds, as President and Director of one fund and as a Director of each of the other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a Director of five other funds in the Fund Complex. Mr. Cole serves as Chairman of one fund and as a Director of seven other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as Directors of each fund in the Fund Complex. Ms. Rimel serves as a Director of ten funds in the Fund Complex. Mr. Vogt serves as a Director of nine funds in the Fund Complex. Mr. Fearnow serves as Vice President of ten funds in the Fund Complex. Mr. Veilleux serves as Executive Vice President of one fund and as Vice President of eleven funds in the Fund Complex. Mr. Liotta serves as Vice President and Secretary, Mr. Finelli serves as Treasurer and Ms. Collidge serves as Assistant Secretary of each of the funds in the Fund Complex.

        Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, the Distributor in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

        Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Distributor may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (a "Non-Interested Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

        For the fiscal year ended December 31, 1996, Directors' fees attributable to the assets of the Fund totaled approximately $334. The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended December 31, 1996.


                                                COMPENSATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Total Compensation From
                                                                                              the Fund and Fund
                                    Aggregate Compensation            Pension or              Complex Payable to
                                    From the Fund for the             Retirement Benefits     Directors for the Fiscal
Name of Person,                     Fiscal Year Ended                 Accrued as Part         Year Ended December 31,
Position                            December 31, 1996                 of Fund Expenses        1996
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale, Chairman(1)        $0                                $0                              $0

Truman T. Semans, Director(1)       $0                                $0                              $0

Charles W. Cole, Jr., Director(1)   $0                                $0                              $0

James J. Cunnane, Director          $114(2)                           (3)                     $39,000 for service on 12
                                                                                              Boards in the Fund
                                                                                              Complex

N. Bruce Hannay, Director(4)        $7(2)                             (3)                     $3.321 for service on 12
                                                                                              Boards in the Fund
                                                                                              Complex

Robert S. Killebrew, Jr.,           $0                                $0                              $0
  Director(1)

John F. Kroeger, Director           $143(2)                           (3)                     $49,000 for service on 12
                                                                                              Boards in the Fund
                                                                                              Complex

Louis E. Levy, Director             $114(2)                           (3)                     $39,000 for service on 12
                                                                                              Boards in the Fund
                                                                                              Complex

Eugene J. McDonald                  $114(2)                           (3)                     $39,000 for service on 12
  Director                                                                                    Boards in the Fund
                                                                                              Complex

Rebecca W. Rimel, Director          $138(2)                           (3)                     $39,000 for service on 6
                                                                                              Boards in the Fund
                                                                                              Complex(5)

Carl W. Vogt, Director(6)           $137(2)                           (3)                     $39,000 for service on 5
                                                                                              Boards in the Fund
                                                                                              Complex(5)

Harry Woolf(7)                      $114(2)                           (3)                     $39,000 for service on 12
  Director                                                                                    Boards in the Fund
                                                                                              Complex
------------------
(1)  A Director who is an "interested person" as defined in the Investment Company Act.
(2)  Of amounts payable to  Messrs. Cunnane, Hannay, Kroeger, Levy, McDonald, Vogt and Woolf, and to Ms. Rimel, no
     amount was deferred pursuant to the deferred compensation plan.
(3)  The Fund Complex has adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the
     Fund for the year ended December 31, 1996 was approximately $533.
(4)  Retired, effective January 31, 1996, and is now deceased.
(5)  Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director.
(6)  Elected to the Board on January 30, 1996.
(7)  Retired on December 31, 1996.

         The Fund Complex has adopted a Retirement Plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's Advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Mr. Kroeger has qualified but has not received benefits. The Fund has one Participant, a Director who retired on December 31, 1996 who qualified for the Retirement Plan by serving fourteen years as a Director in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Another Participant who retired on January 31, 1996 and died on June 2, 1996 was paid fees of $8,090 by the Fund Complex under the Retirement Plan in the fiscal year ended December 31, 1996. Such fee is allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

         Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1996 are as follows: for Mr. Cunnane, 2 years; for Mr. Kroeger, 14 years; for Mr. Levy, 2 years; for Mr. McDonald, 4 years; for Ms. Rimel, 1 year; and for Mr. Vogt, 1 year.

Years of Service                    Estimated Annual Benefits Payable By Fund Complex Upon Retirement
-----------------                  -------------------------------------------------------------------
                                    Chairman of Audit Committee                    Other Participants
                                   -----------------------------                 ---------------------
 6 years                                    $ 4,900                                    $ 3,900
 7 years                                    $ 9,800                                    $ 7,800
 8 years                                    $14,700                                    $11,700
 9 years                                    $19,600                                    $15,600
10 years or more                            $24,500                                    $19,500


         Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald, Vogt and Woolf and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select various Flag Investors and Alex. Brown Cash Reserve Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics applies to the personal investing activities of all directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes significant restrictions on the Advisor's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

         The Code of Ethics requires that covered employees of the Advisors, certain directors or officers of the Distributor, and all Fund Directors who are "interested persons", preclear personal securities investments (with certain exceptions, such as non-volitional purchases or purchases that are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors and employees of the Advisors and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


6.       INVESTMENT ADVISORY AND OTHER SERVICES

         The shareholders of the Fund have approved an Investment Advisory Agreement between the Fund and Investment Company Corp. ("ICC" or the "Advisor") and a Sub-Advisory Agreement among the Fund, ICC and ABKB/LaSalle Securities Limited Partnership. ("ABKB/LaSalle"), both of which contracts are described in greater detail below. ICC is a wholly owned subsidiary of Alex. Brown Financial Corporation and an indirect subsidiary of Alex. Brown Incorporated. ICC is also the investment advisor to other funds in the Flag Investors Family of Funds and Alex. Brown Cash Reserve Fund, Inc. The address of ICC is One South Street, Baltimore, Maryland 21202. ABKB/LaSalle is a registered investment advisor and together with its affiliates had, as of December 31, 1996 approximately $2.3 billion in real estate securities under management, almost all of which is in domestic real estate securities. ABKB/LaSalle, a Maryland limited partnership, was formed on November 1, 1994 to acquire the real estate securities investment advisory business of Alex. Brown Kleinwort Benson Realty Advisors Corporation. (See "Investment Advisor and Sub-Advisor" in the Prospectus.)

         Under the Investment Advisory Agreement, ICC has agreed to obtain and evaluate economic, statistical and financial information and to formulate and implement investment policies for the Fund. ICC has delegated this latter responsibility to ABKB/LaSalle. Any investment program undertaken by ICC or ABKB/LaSalle will at all times be subject to policies and control of the Fund's Board of Directors. ICC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICC without reimbursement by the Fund for any costs. Neither ICC nor ABKB/LaSalle shall be liable to the Fund or its shareholders for any act or omission by ICC or ABKB/LaSalle or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICC and ABKB/LaSalle to the Fund are not exclusive and ICC and ABKB/LaSalle are free to render similar services to others.

         As compensation for its services, ICC is entitled to receive a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of that portion exceeding $300 million. As compensation for its services, ABKB/LaSalle is entitled to receive a fee from ICC, payable from its advisory fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.40% of the first $100 million, 0.35% of the next $100 million, 0.30% of the next $100 million and 0.25% of that portion over $300 million.

         Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Non-Interested Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, and by a vote of a majority of the outstanding Shares. The Investment Advisory

Agreement and the Sub-Advisory Agreement were most recently approved by the Board of Directors in the foregoing manner on September 30, 1996. The Fund or ICC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment. The Sub-Advisory Agreement has similar termination provisions. For investment advisory services for the fiscal year ended December 31, 1996, and the period from January 3, 1995 (commencement of operations) through December 31, 1995, ICC waived all fees due it ($106,045 and $38,795) and reimbursed expenses of $61,823 and $91,068. Absent such fee waivers and reimbursements, the Fund's Total Operating Expenses would have been 2.28% and 3.25% of the Class A Shares' average daily net assets and 3.03% and 4.05% of the Class B Shares' average daily net assets. As compensation for sub-advisory services for the fiscal year ended December 31, 1996, ICC paid ABKB/LaSalle, from its own resources, sub-advisory fees of $3,163 (net of fee waivers). For the period from January 3, 1995 (commencement of operations) through December 31, 1995, ABKB/LaSalle waived all sub-advisory fees.

         ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


7.       DISTRIBUTION OF FUND SHARES

         Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to three separate Distribution Agreements, one for each class of the Fund's shares (collectively, the "Distribution Agreements").

         The Distribution Agreements provide that Alex. Brown has the exclusive right to distribute the related class of Flag Investors Real Estate Securities Fund Shares either directly or through other broker-dealers and further provide that Alex. Brown will: (a) solicit and receive orders for the purchase of Shares; (b) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; (c) receive requests for redemptions and transmit such redemption requests to the Fund's transfer agent as promptly as possible; and (d) respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Alex. Brown has not undertaken to sell any specific number of Shares. The Distribution Agreements further provide that, in connection with the distribution of Shares, Alex. Brown will be responsible for all of the promotional expenses. The services provided by Alex. Brown to the Fund are not exclusive, and Alex. Brown is free to provide similar services to others. Alex. Brown shall not be liable to the Fund or its shareholders for any act or omission by Alex. Brown or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Alex. Brown and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund.

         As compensation for providing distribution services for the Class A Shares as described above, Alex. Brown receives an annual fee, calculated and paid monthly, equal to .25% of the Class A Shares' average daily net assets. Alex. Brown expects to allocate a substantial portion of its annual fee to its investment representatives and to Participating Dealers. As compensation for providing distribution services for the Class A Shares for the fiscal year ended December 31, 1996 and the period from January 3, 1995 (commencement of operations) through December 31, 1995, Alex. Brown received from the Fund distribution fees in the amounts of $31,554 and $9,662.

         As compensation for providing distribution services for the Class B Shares as described above, Alex. Brown receives an annual fee equal to .75% of the Class B Shares' average daily net assets. Alex. Brown expects to retain the entire distribution fee as reimbursement for front-end payments to its investment representatives and to Participating Dealers. As compensation for providing distribution services for the Class B Shares for the fiscal year ended December 31, 1996 and the period from January 3, 1995 (commencement of operations) through December 31, 1995, Alex. Brown received from the Fund distribution fees in the amount of $27,697 and $21,264. In return for the distribution fees, Alex. Brown paid the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

         In addition, with respect to the Class B Shares, Alex. Brown receives a shareholder servicing fee at an annual rate of .25% of the average daily net assets of the Class B Shares. (See the Prospectus.) For the fiscal year ended December 31, 1996 and the period from January 3, 1995 (commencement of operations) through December 31, 1995, such shareholder servicing fees totaled $9,232 and $5,316.

         Alex. Brown receives no compensation for distributing the Institutional Shares.

         Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted two separate Plans of Distribution, one for the Class A Shares and one for the Class B Shares (collectively, the "Plans"). Under the Plans, the Fund pays a fee to Alex. Brown for distribution and other shareholder servicing assistance as set forth in the Distribution Agreements, and Alex. Brown is authorized to make payments out of its fee to its investment representatives and to participating broker-dealers. Each Distribution Agreement has an initial term of two years and the Distribution Agreement and, in the case of Class A and Class B Shares, the Distribution Plan encompassed therein will remain in effect from year to year as specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Class A and Class B Distribution Agreements, including the Plans and forms of Sub-Distribution Agreements, were most recently approved by the Fund's Board of Directors, including a majority of the Non-Interested Directors, on September 30, 1996.

         In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the related Distribution Agreement without the approval of the shareholders of the class. The Plans may be terminated at any time and the Class A and Class B Distribution Agreements may be terminated at any time upon sixty days' notice, in either case without penalty, by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the outstanding class of Shares (as defined under "Capital Stock"). Any Sub-Distribution Agreement may be terminated in the same manner at any time. The Class A and Class B Distribution Agreements and any Sub-Distribution Agreements shall automatically terminate in the event of assignment.

         During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to Alex. Brown pursuant to the Class A and Class B Distribution Agreements and to broker-dealers pursuant to Sub-Distribution Agreements. Such reports will be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Non-Interested Directors will be committed to the discretion of the Non-Interested Directors then in office.

         In addition, with respect to the Class A Shares and the Class B Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which Alex. Brown will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

         Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to Alex. Brown under the Plans. The Plans do not provide for any charges to the Fund for excess amounts expended by Alex. Brown and, if either Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to Alex. Brown pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the related Distribution Agreement terminates.

         In the fiscal year ended December 31, 1996 and the period ended December 31, 1995, Alex. Brown received sales commissions on the Class A Shares of $224,818 and $137,648 and from such amount retained $152,214 and $124,915. During the same periods, Alex. Brown received contingent deferred sales loads on the Class B Shares of $57,368 and $116,236 and retained all of this amount.

         The Institutional Distribution Agreement was approved by the Fund's Board of Directors on December 18, 1996. It has an initial term of two years and will remain in effect from year to year thereafter, if specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Non-Interested Directors by votes cast at a meeting called for such purpose. It may be terminated at any time upon sixty days' written notice, without penalty, by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the outstanding Institutional Shares (as defined under Capital Stock). The Institutional Distribution Agreement and any Sub-Distribution Agreement shall automatically terminate in the event of assignment.

         The Fund pays all costs associated with its organization and registration under the Securities Act of 1933 and the Investment Company Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Non-Interested Directors, and of independent certified public accountants, in connection with any matter relating to the Fund; a portion of membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by Alex. Brown, ICC or ABKB/LaSalle.


8.       BROKERAGE

         The Advisors are responsible for decisions to buy and sell securities for the Fund, for the broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. ICC and ABKB/LaSalle may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, Alex. Brown.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with Alex. Brown in any transaction in which Alex. Brown acts as a principal, nor will the Fund buy or sell over-the-counter securities with Alex. Brown acting as market maker.

         If Alex. Brown is participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

         The Advisors' primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, the Advisors may, in their discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services that are deemed by ICC or ABKB/LaSalle to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by ICC or ABKB/LaSalle through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling their obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ICC or ABKB/LaSalle by a broker-dealer. The Advisors are of the opinion that because the material must be analyzed and reviewed by their staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisors' research and analysis. Therefore, it may tend to benefit the Fund by improving the Advisors' investment advice. The Advisors' policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ICC's or ABKB/LaSalle's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ICC and ABKB/LaSalle are also authorized to pay broker-dealers other than Alex. Brown higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board of Directors. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through Alex. Brown. At the time of such authorization the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid Alex. Brown must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICC and ABKB/LaSalle to furnish reports and to maintain records in connection with such reviews. The Distribution Agreement between Alex. Brown and the Fund does not provide for any reduction in the distribution fee to be received by Alex. Brown from the Fund as a result of profits resulting from brokerage commissions on transactions of the Fund effected through Alex. Brown.

         During the fiscal year ended December 31, 1996 and the period ended December 31, 1995, Alex. Brown directed $16,906,535 and $11,298,553 of transactions to broker-dealers and paid $34,640 and $25,703 to broker-dealers in related commissions because of research services provided. In the same period, the Fund paid Alex. Brown brokerage commissions in the aggregate amounts of $480 and $1,988, which represented 1.39% and 7.73% of the Fund's aggregate brokerage commissions and which were paid on transactions that represented 1.35% and 8.96% of the aggregate dollar amount of transactions that incurred commissions paid by the Fund. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) that the Fund has acquired during its most recent fiscal year.

         ICC and ABKB/LaSalle each manage other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ICC or ABKB/LaSalle. ICC and ABKB/LaSalle may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.


9.       CAPITAL STOCK

         The Fund is authorized to issue 15 million Shares of common stock, par value $.001 per share. The Board of Directors may increase or decrease the number of authorized shares without shareholder approval.

         The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time. The Fund currently has one Series and the Board has designated three classes of
Shares: "Flag Investors Real Estate Securities Fund Class A Shares", "Flag Investors Real Estate Securities Fund Class B Shares" and "Flag Investors Real Estate Securities Fund Institutional Shares". In the event separate series are established, all Shares of the Fund, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Fund (other than 12b-1 and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively would be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund. There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.


10.      SEMI-ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.


11.      CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

         PNC Bank, National Association ("PNC Bank") has been retained to act as custodian of the Fund's investments. PNC Bank receives such compensation from the Fund for its services as Custodian as may be agreed to from time to time by PNC Bank and the Fund.

         Investment Company Capital Corp. ("ICC") serves as the Fund's transfer and dividend disbursing agent and provides certain accounting services under a Master Services Agreement between the Fund and ICC. As compensation for providing transfer and dividend disbursing services, ICC receives from the Fund up to $10.62 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended December 31, 1996, such fees totaled $15,522. As compensation for providing accounting services, ICC receives an annual fee, calculated and paid monthly as shown below.


         Average Net Assets                        Accounting Services Fee

$          0          -      $   10,000,000            $13,000(fixed fee)
$ 10,000,000          -      $   20,000,000                         .100%
$ 20,000,000          -      $   30,000,000                         .080%
$ 30,000,000          -      $   40,000,000                         .060%
$ 40,000,000          -      $   50,000,000                         .050%
$ 50,000,000          -      $   60,000,000                         .040%
$ 60,000,000          -      $   70,000,000                         .030%
$ 70,000,000          -      $  100,000,000                         .020%
$100,000,000          -      $  500,000,000                         .015%
$500,000,000          -      $1,000,000,000                         .005%
over $1,000,000,000                                                 .001%

         In addition, the Fund reimburses ICC for certain out-of-pocket expenses.

         As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1996, ICC received fees of $19,225.


12.      INDEPENDENT ACCOUNTANTS

         The annual financial statements of the Fund are audited by Coopers & Lybrand L.L.P.


13.      PERFORMANCE INFORMATION

         The Fund may compare its performance to other funds or to relevant indices, such as the Wilshire Real Estate Index, the NAREIT Equity Index, the S&P 500, the Russell 2000, the S&P Utilities Index and the Lehman Brothers Fixed Income Index.

         For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices or averages in advertisements or in certain reports to shareholders, performance will generally be stated both in terms of total return and in terms of yield. However, the Fund may also from time to time state the performance of the Fund solely in terms of total return.

Total Return Calculations

         The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

P(1 + T)(n)  =  ERV

Where: P     =  a hypothetical initial payment of $1,000
       T     =  average annual total return
       n     =  number of years (1, 5 or 10)
     ERV     =  ending redeemable value at the end of the 1-,5-, or 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five-, and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement (or the later commencement of operations of the series or class). In calculating the ending redeemable value for the Class A Shares, the maximum sales load (4.5%) is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. In calculating the performance of the Class B Shares, the applicable contingent deferred sales charge (4.0% for the one year period, 2.0% for the five-year period and no sales charge thereafter) is deducted from the ending redeemable value and all dividends and distributions by the Fund are assumed to be reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund. The Institutional Shares are sold without a sales load.

         Calculated according to SEC rules, the ending redeemable value and average annual total return of a hypothetical $1,000 payment for the periods ended December 31, 1996 were as follows:


                                                 One-Year Period Ended                     Inception Through
                                                   December 31, 1996                       December 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                              Ending              Average              Ending             Average
Class                                       Redeemable          Annual Total         Redeemable        Annual Total
                                              Value                Return              Value              Return
---------------------------------------------------------------------------------------------------------------------
Class A                                     $1,267.27              26.73%            $1,497.80            22.44%
January 3, 1995 +
---------------------------------------------------------------------------------------------------------------------
Class B                                     $ 1,282.61             28.26%            $1,505.74            22.78%
January 3, 1995 +
---------------------------------------------------------------------------------------------------------------------
Institutional *                                N/A                  N/A                 N/A                 N/A
---------------------------------------------------------------------------------------------------------------------

    + Inception Date.
    * Institutional Shares were not offered in any period ended December 31, 1996.


         The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA/Weisenberger or Morningstar Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

         For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Yield Calculations

         The yield of the Fund is calculated by dividing the net investment income per Share earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semiannual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's yield calculations for the Class A Shares assume a maximum front-end sales charge of 4.50%. The Fund's net investment income per Share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         Calculated in the manner described above, the Fund's yield for the 30-day period ended December 31, 1996 was 3.84% for the Class A Shares and 3.30% for the Class B Shares.

         Except as noted below, for the purpose of determining net investment income earned during the period, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         Undeclared earned income will be subtracted from the net asset value per share. Undeclared earned income is net investment income that, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. The Fund's portfolio turnover rate was 23% for the fiscal year ended December 31, 1996 and 28% for the period ended December 31, 1995.


14.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following shareholders owned of record or beneficially 5% or more of the Fund's total outstanding Shares, as of April 15, 1997:

                T. Rowe Price, Trustee                   7.81%
                Alex. Brown & Sons Inc. Plan 100460
                Flag Investors Telephone Income (Attn. Asset Records) P.O. Box 17215
                Baltimore, MD 21297-0354

                Alex. Brown & Sons Incorporated            71%*
                One South Street
                Baltimore, MD 21202
                ----------
                * Alex. Brown owns beneficially less than 1% of such shares.

         Directors and officers as a group owned 2.05% of the Fund's total outstanding Shares, as of April 15, 1997.

15.      FINANCIAL STATEMENTS

         See next page.

                          ABrown FI Real Estate Fund AR





FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                        December 31, 1996



                                                       Market    Percent  Unrealized
                                             Market     Value    of Net      Gain/
 Shares           Security                    Price   (Note 1)   Assets     (Loss)
------------------------------------------------------------------------------------
 COMMON STOCKS: 98.2%
Real Estate Investment Trusts: 90.7%
  Apartments: 26.1%
 30,400  Avalon Properties, Inc.              $28.75  $  874,000   3.5%   $  246,346
 20,800  Bay Apartment Communities, Inc.       36.00     748,800   3.0       289,828
  8,700  Columbus Realty Trust                 22.75     197,925   0.8        11,640
 16,300  Equity Residential Properties Trust   41.25     672,375   2.7       197,340
 32,300  Evans Withycombe Residential, Inc.    21.00     678,300   2.7        17,941
 23,000  Irvine Apartment Communities, Inc.    25.00     575,000   2.3        95,506
 35,400  Merry Land & Investment
           Company, Inc.                       21.50     761,100   3.0        14,164
 21,400  Oasis Residential, Inc.               22.75     486,850   1.9        14,344
 20,500  Post Properties, Inc.                 40.25     825,125   3.3       153,959
 47,000  United Dominion Realty Trust          15.50     728,500   2.9        65,051
                                                      ----------  ----    ----------
                                                       6,547,975  26.1     1,106,119

  Factory Outlets: 2.6%
 18,700  Chelsea GCA Realty, Inc.              34.63     647,488   2.6       124,168
                                                      ----------  ----    ----------
  Health Care: 5.9%
 18,000  Health Care Property Investors, Inc.  35.00     630,000   2.5        31,254
 35,100  Nationwide Health Properties, Inc.    24.25     851,175   3.4       145,733
                                                      ----------  ----    ----------
                                                       1,481,175   5.9       176,987

  Hotels: 11.4%
 24,600  FelCor Suite Hotels, Inc.             35.38     870,225   3.5       150,043
 26,100  Patriot American Hospitality, Inc.    43.13   1,125,563   4.5       397,357
 15,600  Starwood Lodging Trust                55.13     859,950   3.4       316,053
                                                      ----------  ----    ----------
                                                       2,855,738  11.4       863,453

  Manufactured Housing: 4.4%
 25,500  Manufactured Home
           Communities, Inc.                   23.25     592,875   2.4       133,249
 14,800  Sun Communities, Inc.                 34.50     510,600   2.0       133,571
                                                      ----------  ----    ----------
                                                       1,103,475   4.4       266,820

  Office/Industrial: 18.4%
 14,200  Arden Realty Group, Inc.              27.75     394,050   1.6        70,235
  6,400  Beacon Properties Corporation         36.63     234,400   0.9        68,403
  5,900  Cali Realty Corporation               30.88     182,162   0.7        22,015

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------


                                                       Market    Percent  Unrealized
                                             Market     Value    of Net      Gain/
 Shares           Security                    Price   (Note 1)   Assets     (Loss)
------------------------------------------------------------------------------------
 COMMON STOCKS (continued)
Real Estate Investment Trusts (concluded)
  Office/Industrial (concluded)
  8,700  CarrAmerica Realty Corporation       $29.25  $  254,475   1.0%   $   34,423
 22,400  Duke Realty Investments, Inc.         38.50     862,400   3.4       190,448
 34,900  Highwoods Properties, Inc.            33.75   1,177,874   4.7       234,436
 25,200  Spieker Properties, Inc.              36.00     907,200   3.6       295,527
 18,600  Weeks Corporation                     33.25     618,450   2.5       156,344
                                                      ----------  ----    ----------
                                                       4,631,011  18.4     1,071,831

  Regional Malls: 6.6%
  4,800  Macerich Company                      26.13     125,400   0.5        16,699
 26,268  Simon DeBartolo Group, Inc.           31.00     814,308   3.2       191,137
 56,800  Taubman Centers, Inc.                 12.88     731,300   2.9       155,399
                                                      ----------  ----    ----------
                                                       1,671,008   6.6       363,235

  Retail/Neighborhood and
   Community Centers: 9.7%
 17,500  Developers Diversified
           Realty Corp.                        37.13     649,688   2.6       125,420
 18,000  Federal Realty Investment Trust       27.13     488,250   1.9        96,076
 14,150  Kimco Realty Corporation              34.88     493,481   2.0       111,244
  7,900  Regency Realty Corporation            26.25     207,375   0.8        74,855
 11,600  Vornado Realty Trust                  52.50     609,000   2.4       182,629
                                                      ----------  ----    ----------
                                                       2,447,794   9.7       590,224

 Self-Storage: 5.6%
 19,300  Public Storage, Inc.                  31.00     598,300   2.4       175,932
 10,400  Shurgard Storage Centers,
           Inc.--Class A                       29.63     308,100   1.3        39,246
 12,800  Storage USA, Inc.                     37.63     481,600   1.9        66,644
                                                      ----------  ----    ----------
                                                       1,388,000   5.6       281,822

Real Estate Operating Companies: 7.5%
  Hotels: 6.5%
 29,100  CapStar Hotel Company*                19.63     571,088   2.3        46,379
 47,400  Host Marriott Corp.*                  16.00     758,400   3.0       113,663
  4,000  Interstate Hotels Corporation*        28.25     113,000   0.5        12,669
 11,900  Red Roof Inns, Inc.*                  15.50     184,450   0.7        (4,392)
                                                      ----------  ----    ----------
                                                       1,626,938   6.5       168,319

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)


                                                     Market     Percent  Unrealized
                                       Market         Value     of Net      Gain/
 Shares           Security              Price       (Note 1)    Assets     (Loss)
-----------------------------------------------------------------------------------
 COMMON STOCKS (concluded)
Real Estate Operating Companies (concluded)
  Regional Malls: 1.0%
  8,400  The Rouse Company             $31.75      $   266,700     1.0%    $  71,193
                                                   -----------   -----     ---------
Total Investment in Securities
  (Cost $19,583,131)**                              24,667,302    98.2     5,084,171
Other Assets in Excess of Liabilities, Net             443,768     1.8
                                                   -----------   -----
Net Assets                                         $25,111,070   100.0%
                                                   ===========   =====
Net Asset Value and Redemption Price Per:
  Class A Share
    ($19,816,307 / 1,427,132 shares outstanding)        $13.89
                                                        ======
  Class B Share
    ($5,294,763 / 382,694 shares outstanding)           $13.84***
                                                        ======
Maximum Offering Price Per:
  Class A Share
    ($13.89 / .955)                                     $14.54
                                                        ======
  Class B Share                                         $13.84
                                                        ======

  * Non-income producing security.
 ** Aggregate cost for federal tax purposes was $19,508,529.
*** Redemption value is $13.29 following a maximum 4% contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Operations

                                                                       For the
                                                                      Year Ended
                                                                       Dec. 31,
--------------------------------------------------------------------------------
                                                                         1996

Investment Income (Note 1):
   Dividends                                                         $1,051,673
   Interest                                                              12,788
                                                                     ----------
            Total income                                              1,064,461
                                                                     ----------
Expenses:
   Investment advisory fee (Note 2)                                     106,045
   Distribution fees (Note 2)                                            68,483
   Registration fees                                                     47,454
   Legal                                                                 35,482
   Printing and postage                                                  34,446
   Audit                                                                 29,367
   Custodian fees                                                        20,692
   Accounting fee (Note 2)                                               19,225
   Organizational expense (Note 1)                                       18,699
   Transfer agent fees (Note 2)                                          15,522
   Miscellaneous                                                          3,573
   Directors' fees                                                          334
   Insurance                                                                176
                                                                     ----------
            Total expenses                                              399,498
   Less:Fees waived and expenses reimbursed (Note 2)                   (167,868)
                                                                     ----------
            Net expenses                                                231,630
                                                                     ----------
   Net investment income                                                832,831
                                                                     ----------

Realized and unrealized gain on investments:
   Net realized gain from security transactions                         489,391
   Change in unrealized appreciation or depreciation of investments   4,266,134
                                                                     ----------
   Net gain on investments                                            4,755,525
                                                                     ----------
Net increase in net assets resulting from operations                 $5,588,356
                                                                     ==========


                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                         For the     For the Period
                                                        Year Ended    Jan. 3, 1995(1)
                                                         Dec. 31,   through Dec. 31,
-------------------------------------------------------------------------------------
                                                            1996           1995
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                 $   832,831   $   353,419
   Net realized gain from security transactions              489,391        47,282
   Change in unrealized appreciation or
     depreciation of investments                           4,266,134       818,037
                                                         -----------   -----------
   Net increase in net assets resulting from operations    5,588,356     1,218,738
                                                         -----------   -----------
Distributions to Shareholders from:
   Net investment income:
     Class A Shares                                         (600,459)     (185,238)(2)
     Class B Shares                                         (158,265)      (92,558)(2)
   Short-term capital gains:
     Class A Shares                                         (100,111)      (27,959)
     Class B Shares                                          (26,298)      (11,617)
   Long-term capital gains:
     Class A Shares                                         (214,377)           --
     Class B Shares                                          (56,352)           --
   Return of capital:
     Class A Shares                                          (21,539)      (31,299)(2)
     Class B Shares                                           (5,650)      (15,293)(2)
                                                         -----------   -----------
   Total distributions                                    (1,183,051)     (363,964)
                                                         -----------   -----------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                           10,892,733     9,712,132
   Value of shares issued in reinvestment of dividends       974,878       246,856
   Cost of shares repurchased                             (1,349,523)     (726,085)
                                                         -----------   -----------
   Increase in net assets derived from
     capital share transactions                           10,518,088     9,232,903
                                                         -----------   -----------
   Total increase in net assets                           14,923,393    10,087,677

Net Assets:
   Beginning of period                                    10,187,677       100,000(3)
                                                         -----------   -----------
   End of period                                         $25,111,070   $10,187,677
                                                         ===========   ===========

(1) Commencement of operations.
(2) Distributions have been reclassified to reflect the actual return of capital amounts for 1995.
(3) On July 28, 1994, the Fund sold 10,000 shares to a subsidiary of Alex. Brown & Sons Incorporated for $100,000.


                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                                   For the     For the Period
                                                  Year Ended    Jan. 3, 1995(1)
                                                   Dec. 31,   through Dec. 31,
--------------------------------------------------------------------------------
                                                      1996        1995

Per Share Operating Performance:
   Net asset value at beginning of period            $ 11.20      $10.00
                                                     -------      ------
Income from Investment Operations:
   Net investment income                                0.61        0.56
   Net realized and unrealized gain
     on investments                                     2.90        1.21
                                                     -------      ------
   Total from Investment Operations                     3.51        1.77
                                                     -------      ------
Less Distributions:
   Dividends from net investment income                (0.58)      (0.49)(2)
   Distributions from net realized short-term gains    (0.07)      (0.05)
   Distributions from net realized long-term gains     (0.15)         --
   Return of capital                                   (0.02)      (0.03)(2)
                                                     -------      ------
   Total distributions                                 (0.82)      (0.57)
                                                     -------      ------
   Net asset value at end of period                  $ 13.89      $11.20
                                                     =======      ======
Total Return(3)                                        32.70%      18.19%
Ratios to Average Daily Net Assets:
   Expenses                                             1.25%(4)    1.25%(4,5,6)
   Net investment income                                5.29%(7)    6.09%(5,6,7)
Supplemental Data:
   Net assets at end of period (000)                 $19,816      $7,171
   Portfolio turnover rate                                23%         28%
   Average commissions per share                      $ 0.07(8)       --

(1) Commencement of operations.
(2) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of expenses to average daily net assets would have been 2.28% and 3.25% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(5) Annualized.
(6) Effective January 1, 1996, the Fund's expense and net investment income ratios have been based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% and the ratio of net investment income to average net assets was 5.95%.
(7) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of net investment income to average daily net assets would have been 4.26% and 3.89% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(8) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                     For the    For the Period
                                                   Year Ended   Jan. 3, 1995(1)
                                                    Dec. 31,    through Dec. 31,
--------------------------------------------------------------------------------
                                                      1996           1995
Per Share Operating Performance:
   Net asset value at beginning of period             $11.18      $10.00
                                                      ------      ------
Income from Investment Operations:
   Net investment income                                0.52        0.50
   Net realized and unrealized gain
     on investments                                     2.89        1.20
                                                      ------      ------
   Total from Investment Operations                     3.41        1.70
                                                      ------      ------
Less Distributions:
   Dividends from net investment income                (0.51)      (0.42)(2)
   Distributions from net realized short-term gains    (0.07)      (0.05)
   Distributions from net realized long-term gains     (0.15)         --
   Return of capital                                   (0.02)      (0.05)(2)
                                                      ------      ------
   Total distributions                                 (0.75)      (0.52)
                                                      ------      ------
   Net asset value at end of period                   $13.84      $11.18
                                                      ======      ======

Total Return(3)                                        31.67%      17.40%
Ratios to Average Daily Net Assets:
   Expenses                                             2.00%(4)    2.00%(4,5,6)
   Net investment income                                4.46%(7)    5.39%(5,6,7)
Supplemental Data:
   Net assets at end of period (000)                  $5,295      $3,016
   Portfolio turnover rate                                23%         28%
   Average commissions per share                       $ 0.07(8)      --


(1) Commencement of operations.
(2) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees and  reimbursement  of expenses  (Note
    2), the ratio of expenses to average daily net assets would have been 3.03% and 4.05% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(5) Annualized.
(6) Effective January 1, 1996, the Fund's expense and net investment income ratios have been based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.90% and the ratio of net investment income to average net assets was 5.25%.
(7) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of net investment income to average daily net assets would have been 3.43% and 3.09% (annualized) for the year ended December 31, 1996 and the period ended December 31, 1995, respectively.
(8) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Notes to Financial Statements



NOTE 1--Significant Accounting Policies

     Flag Investors Real Estate Securities Fund, Inc. (the "Fund") was organized as a Maryland Corporation on May 2, 1994 and commenced operations January 3, 1995. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company designed to seek total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry. The Class A Shares and Class B Shares have different sales charges and distribution fees, and the Class B Shares have a contingent deferred sales charge.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

     A. Security Valuation--Portfolio securities are valued on the basis of their last sale price. In the event that there are no sales or the security is not listed, it is valued at its latest bid quotation. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

     B. Repurchase Agreements--The Fund may agree to enter into tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodial bank in a segregated account until maturity of the repurchase agreement.
         The agreement ensures that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. Federal Income Tax -- No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     D. Other -- Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and
        income tax  purposes. Interest   income  is  recorded  on  an  accrual
        basis.   Dividend  income  and distributions  to  shareholders  are recorded on the ex-dividend date. Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which the Fund commenced its investment activities.

        A portion of the dividend income recorded by the Fund is from Real Estate Investment Trusts ("REITs"). For tax purposes, a portion of these dividends consists of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income, and the investment in the REIT is reported at market value.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., serves as the Fund's investment advisor and ABKB/LaSalle Securities Limited Partnership is the Fund's sub-advisor. As compensation for its advisory services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of that portion in excess of $300 million.

     As compensation for its services, ABKB/LaSallereceives a fee from ICC, payable from its advisory fee, calculated daily and paid monthly at the following annual rates based upon the Fund's average daily net assets: 0.40% of the first $100 million, 0.35% of the next $100 million, 0.30% of the next $100 million and 0.25% of that portion in excess of $300 million.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
NOTE 2--concluded

     ICC has agreed to reduce its aggregate fees attributable to the Fund or make payments to the Fund, if necessary, to the extent required to satisfy any expense limitations imposed by any securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale. ICC has voluntarily agreed to waive its fees to the extent required to maintain expenses at no more than 1.25% of the Fund's average daily net assets for Class A Shares and 2.00% for Class B Shares. For the year ended December 31, 1996, ICC waived fees of $106,045 and reimbursed expenses of $61,823.

     As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, from the Fund's average daily net assets. ICC received $19,225 for accounting services for the year ended December 31, 1996.

     As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated daily and paid monthly. ICC received $15,522 for transfer agent services for the year ended December 31, 1996.

     As compensation for providing distribution services, Alex. Brown & Sons Incorporated receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to 0.25% of the average daily net assets for Class A Shares and 1.00% (includes 0.25% shareholder servicing fee) of the average daily net assets for Class B Shares. For the year ended December 31, 1996, distribution fees aggregated $68,483, of which $31,554 was attributable to the Class A Shares and $36,929 was attributable to the Class B Shares.

     The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through December 31, 1996 was $533, and the accrued liability was approximately $867.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--Capital Share Transactions


     The Fund is authorized to issue up to 10 million shares of $.001 par value capital stock (7 million Class A, 2 million Class B and 1 million undesignated). Transactions in shares of the Fund were as follows:


                                                       Class A Shares
                                               ------------------------------
                                                  For the     For the Period
                                                Year Ended   Jan. 3, 1995* to
                                               Dec. 31, 1996   Dec. 31, 1995
                                               ------------- ----------------

Shares sold                                        807,325        655,079
Shares issued to shareholders on
   reinvestment of dividends                        63,818         16,704
Shares redeemed                                    (84,104)       (41,690)
                                                ----------     ----------
Net increase in shares outstanding                 787,039        630,093
                                                ==========     ==========

Proceeds from sale of shares                    $9,428,874     $6,763,257
Value of reinvested dividends                      787,477        178,010
Cost of shares redeemed                         (1,047,300)      (439,765)
                                                ----------     ----------
Net increase from capital share transactions    $9,169,051     $6,501,502
                                                ==========     ==========

                                                       Class B Shares
                                               ------------------------------
                                                  For the     For the Period
                                                Year Ended   Jan. 3, 1995* to
                                               Dec. 31, 1996   Dec. 31, 1995
                                               ------------- ----------------


Shares sold                                        124,181        290,349
Shares issued to shareholders on
   reinvestment of dividends                        15,254          6,473
Shares redeemed                                    (26,509)       (27,054)
                                                ----------     ----------
Net increase in shares outstanding                 112,926        269,768
                                                ==========     ==========

Proceeds from sale of shares                    $1,463,859     $2,948,875
Value of reinvested dividends                      187,401         68,846
Cost of shares redeemed                           (302,223)      (286,320)
                                                ----------     ----------
Net increase from capital share transactions    $1,349,037     $2,731,401
                                                ==========     ==========


*Commencement of operations.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
NOTE 4--Investment Transactions

     Purchases and sales of investment securities, other than short-term obligations, aggregated $13,781,802 and $3,606,961, respectively, for the year ended December 31, 1996.

     On December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,163,165 and aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $4,392.

NOTE 5--Net Assets

     On December 31, 1996, net assets consisted of:

Paid-in capital:
   Class A Shares                                               $15,693,112
   Class B Shares                                                 4,058,303
Undistributed net investment income                                 275,484
Unrealized appreciation of investments                            5,084,171
                                                                -----------
                                                                $25,111,070
                                                                ===========

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Report of Independent Accountants


To the Shareholders and Directors of
Flag Investors Real Estate Securities Fund, Inc.:

     We have audited the accompanying statement of net assets of Flag Investors Real Estate Securities Fund, Inc. as of December 31, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flag Investors Real Estate Securities Fund, Inc. as of December 31, 1996 and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the respective periods in conformity with generally accepted accounting principles.


COOPERS & LYBRAND, L.L.P.

Philadelphia, Pennsylvania
February 4, 1997

Appendix

         The following descriptions or ratings have been published by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's").

--------------------------------------------------------------------------------


Description of Commercial Paper Ratings

         S&P - Commercial paper rated A by S&P is regarded as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

         Moody's - Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

--------------------------------------------------------------------------------


Description of Corporate Bond Ratings

         S&P - Debt rated AAA by S&P has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         Moody's - Bonds which are rated Aaa by Moody's are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         List all financial statements and exhibits filed as part of the Registration Statement.

         (a) Financial statements:

             (1)  Included in Parts A and B of the Registration Statement:
                  - Statement of Net Assets at December 31, 1995
                  - Statement of Changes in Net Assets for the fiscal year ended
                    December 31, 1996
                  - Statement of Operations for the fiscal year ended December
                    31, 1996
                  - Financial Highlights for the fiscal year ended December 31,
                    1996
                  - Notes to Financial Statements
                  - Report of Independent Accountants

         (b) Exhibits

             (1)(a) Articles of Incorporation, dated April 29, 1994.(3)
             (1)(b) Articles Supplementary to Articles of Incorporation, dated
                    December 5, 1994.(3)
             (1)(c) Articles Supplementary to Articles of Incorporation, dated
                    December 19, 1996, filed herewith.
             (2) By-Laws, as amended through December 18, 1996, filed herewith.
             (3)    Not Applicable.
             (4)(a) Specimen Security for Flag Investors Class A Shares.(1)
             (4)(b) Specimen Security for Flag Investors Class B Shares.(1)
             (5)(a) Investment Advisory Agreement between the Registrant and
                    Investment Company Capital Corp.(3)
             (5)(b) Investment Sub-Advisory Agreement among the Registrant,
                    Investment Company Capital Corp. and ABKB/LaSalle Securities Limited Partnership.(3)
             (6)(a) Distribution Agreement between Registrant and Alex. Brown &
                    Sons Incorporated.(3)
             (6)(b) Form of Sub-Distribution Agreement between Alex. Brown &
                    Sons Incorporated and Participating Dealers.(4)
             (6)(c) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents.(3)
             (6)(d) Distribution Agreement between Registrant and Alex. Brown &
                    Sons Incorporated with respect to the Flag Investors Class B Shares.(3)
             (6)(e) Distribution Agreement between Registrant and Alex. Brown &
                    Sons Incorporated with respect to the Flag Investors Institutional Shares, filed herewith.
             (7)    Not Applicable.
             (8)(a) Custodian Agreement between Registrant and PNC Bank,
                    National Association.(3)
             (8)(b) Master Services Agreement between Registrant and ICC.(3)

             (9)     Not Applicable.
             (10)    Opinion of Counsel.(3)
             (11)    Consent of Independent Accountants, filed herewith.
             (12)    Not Applicable.
             (13)    Subscription Agreement.(3)
             (14)    Not Applicable.
             (15)(a) Distribution Plan.(3)
             (15)(b) Distribution  Plan with respect to Flag Investors
                     Class B Shares.(3)
             (16)    Schedule of Computation of Performance Quotations.(2)
             (18)(a) Rule 18f-3 Plan.(4)
             (18)(b) Rule 18f-3 Plan, as amended through March 26, 1997, filed herewith.
             (24)    Powers of Attorney, filed herewith.
             (27)    Financial Data Schedule, filed herewith.



1 Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission on October 28, 1994.

2 Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on July 25, 1995.

3 Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on April 26, 1996.

4 Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on November 21, 1996.


Item 25. Persons Controlled by or under Common Control with Registrant.

      Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

      None.

Item 26. Number of Holders of Securities.

      State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

      The following information is given as of April 15, 1997.

Title of Class                                          Number of Record Holders
--------------------------------------------------------------------------------
Flag Investors Real Estate Securities Fund Class A Shares          866

Flag Investors Real Estate Securities Fund Class B Shares          317

Flag Investors Real Estate Securities Fund Institutional Shares     0


Item 27. Indemnification.

      State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

      Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

      Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

      Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

      Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4. References to the Maryland General Corporation Law in this
      Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

      Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit 2 to this Registration Statement and incorporated herein by reference, provide as follows:

      Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

      Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

      Section 4. Other Rights. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 28. Business and Other Connections of Investment Advisor.

      Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

      During the last two fiscal years, no director or officer of Investment Company Capital Corporation, the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

      Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor of the Registrant, and each director, officer or partner of any such investment sub-advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

      The list required by this Item 28 of officers and directors of ABKB/LaSalle Securities Limited Partnership ("ABKB/LaSalle"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by ABKB/LaSalle pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34188).


Item 29. Principal Underwriters.

      Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor:

      a) Alex. Brown & Sons Incorporated acts as distributor for Alex. Brown Cash Reserve Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc. (formerly, Flag Investors Intermediate-Term Income Fund, Inc.), Flag Investors Maryland Intermediate Tax Free Income Fund, Inc. and Flag Investors Equity Partners Fund, Inc., all registered open-end management investment companies.

      Furnish information with respect to each director, officer or partner of each principal underwriter named in answer to Item 21 of Part B (Underwriters):

      (b)                         Position and
                                  Offices with                Position and
Name and Principal                Principal                   Officers with
Business Address*                 Underwriter                 Registrant
-----------------                 -----------                 ----------
Alvin B. Krongard                  Chairman,                      None
                                   Chief
                                   Executive
                                   Officer,
                                   Director

Benjamin Howell Griswold, IV       Director                        None


Mayo A. Shattuck III               President, Director             None




Beverly L. Wright                  Chief Financial                 None
                                   Officer and
                                   Treasurer

Robert F. Price                    Secretary and                   None
                                   General Counsel
---------
*  One South Street
   Baltimore, Maryland 21202

      (c)  Not Applicable.

Item 30. Location of Accounts and Records.

               With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a- 3] promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

                      Investment Company Capital Corporation, One South Street,
               Baltimore, Maryland 21202, and ABKB/LaSalle Securities Limited Partnership, 100 East Pratt Street, Baltimore, Maryland 21202, maintain physical possession of each such account, book or other document of the Fund, except for those accounts, books and documents pursuant to Rule 31a-1(b)(1) maintained by the Registrant's custodian, PNC Bank, Airport Business Park, 200 Stevens Drive, Lester, Pennsylvania 19113.

Item 31. Management Services.

               Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

          Not Applicable.

Item 32. Undertakings.


               Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

               (a) Not Applicable.

               (b) Not Applicable.

               (c) A copy of the Registrant's Annual Report to Shareholders will be furnished upon request, without charge by contacting the Registrant at (800) 767-3524.

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 28th day of April, 1997.

                                       FLAG INVESTORS REAL ESTATE
                                       SECURITIES FUND, INC.

                                       By:  /s/ William K. Morrill, Jr.
                                            ------------------------------------
                                                William K. Morrill, Jr.
                                                President

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

        *                           Director                      April 28, 1997
---------------------------                                       --------------
Richard T. Hale                                                        Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
Truman T. Semans                                                       Date

                                    Director                      April 28, 1997
---------------------------                                       --------------
Charles W. Cole, Jr.                                                   Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
James J. Cunnane                                                       Date

                                    Director                      April 28, 1997
---------------------------                                       --------------
Robert S. Killebrew, Jr.                                               Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
John F. Kroeger                                                        Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
Louis E. Levy                                                          Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
Eugene J. McDonald                                                     Date

        *                           Director                      April 28, 1997
---------------------------                                       --------------
Rebecca W. Rimel                                                       Date

        *                           Director                      April 28, 1997
---------------------------                                      ---------------
Carl W. Vogt                                                           Date

/s/ William K. Morrill, Jr.         President                     April 28, 1997
---------------------------                                      ---------------
William K. Morrill, Jr.                                                Date

/s/ Joseph A. Finelli               Chief Financial               April 28, 1997
---------------------------         and Accounting               ---------------
Joseph A. Finelli                   Officer                            Date


* By:  /s/ Scott J. Liotta
       --------------------
         Scott J. Liotta
         Attorney-In-Fact

                                  EXHIBIT INDEX

Edgar
Exhibit      Exhibit                                                                 Page
Number       Number                             Document                            Number
------       ------                             --------                            ------
             (1)(a)             Articles of Incorporation, dated April 29, 1994.(3)
             (1)(b)             Articles Supplementary, dated December 5, 1994.(3)
EX-99.B      (1)(c)             Articles  Supplementary
                                to Articles  of  Incorporation,
                                dated December 19, 1996,  filed
                                herewith.
EX-99.B      (2)                By-Laws, as amended through March 26, 1997,
                                filed herewith.
             (3)                Not Applicable.
             (4)(a)             Specimen Security for Flag Investors Class A
                                Shares.(1)
             (4)(b)             Specimen Security for Flag Investors Class B
                                Shares.(1)
             (5)(a)             Investment Advisory Agreement between the
                                Registrant and Investment Company Capital Corp.(3)
             (5)(b)             Investment Sub-Advisory Agreement among the
                                Registrant, Investment Company Capital Corp. and
                                ABKB/LaSalle Securities Limited Partnership.(3)
             (6)(a)             Distribution Agreement between Registrant and
                                Alex. Brown & Sons Incorporated.(3)
             (6)(b)             Form of Sub-Distribution Agreement between Alex.
                                Brown & Sons Incorporated and Participating
                                Dealers.(4)
             (6)(c)             Form of Shareholder Servicing Agreement
                                between Registrant and Shareholder Servicing
                                Agents.(3)
             (6)(d)             Distribution Agreement between Registrant and
                                Alex. Brown & Sons Incorporated with respect to
                                the Flag Investors Class B Shares.(3)
EX-99.B      (6)(e)             Distribution Agreement between Registrant and
                                Alex. Brown & Sons Incorporated with respect to
                                the Flag Investors Institutional Shares, filed
                                herewith.
             (7)                Not Applicable.
             (8)(a)             Custodian Agreement between Registrant and
                                PNC Bank, National Association.(3)
             (8)(b)             Master Services Agreement between Registrant
                                and Alex. Brown & Sons Incorporated.(3)
             (9)                Not Applicable.
             (10)               Opinion of Counsel.(3)
EX-99.B      (11)               Consent of Independent Accountants, filed
                                herewith.
             (12)               Not Applicable.
             (13)               Subscription Agreement.(3)
             (14)               Not Applicable.
             (15)(a)            Distribution Plan.(3)




             (15)(b)            Distribution Plan with respect to Flag Investors
                                Class B Shares.(3)
             (16)               Schedule of Computation of Performance
                                Quotations.(2)
             (18)(a)            Rule 18f-3 Plan.(4)
EX-99.B      (18)(b)            Rule 18f-3 Plan, as amended March 26, 1997, filed
                                herewith.
EX-99.B      (24)               Powers of Attorney, filed herewith.
EX-27        (27)               Financial Data Schedule, filed herewith.


1 Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission on October 28, 1994.

2 Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on July 25, 1995.

3 Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on April 26, 1996.

4 Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's
  Registration Statement on Form N-1A (File No. 33-78648), filed with the Securities and Exchange Commission via EDGAR on November 21, 1996.